UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively PractusTM LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2018

Item #1. Reports to Stockholders.

INDEX
The E-Valuator Very Conservative RMS Fund
The E-Valuator Conservative RMS Fund
The E-Valuator Tactically Managed RMS Fund
The E-Valuator Moderate RMS Fund
The E-Valuator Growth RMS Fund
The E-Valuator Aggressive Growth RMS Fund (collectively, the “E-Valuator Funds”)

The E>valuator™
Risk Managed Strategy Funds

For the year ended September 30, 2018

Annual Report

THE E-VALUATOR FUNDS

The E-Valuator **Very Conservative RMS** Fund

The E-Valuator **Conservative RMS** Fund

The E-Valuator **Tactically Managed RMS** Fund

The E-Valuator **Moderate RMS** Fund

The E-Valuator **Growth RMS** Fund

The E-Valuator **Aggressive Growth RMS** Fund

The E-Valuator Very Conservative RMS Fund
As of September 30, 2018 (unaudited)

Service Share Ticker: EVVLX
R4 Share Ticker: EVVCX

Allocation Goals:
Stocks: 0%-15%
Bonds: 85%-100%
The following commentary is based on the Fund's overall performance for the Fiscal Year ending September 30, 2018.
Expense, Annualized Return & Risk Management
As identified in the table below, the Fund's Service Share Class was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation —15% to 30% Equity). This lower expense was a contributing factor to the Fund's continued superior performance for this fiscal year relative to the average annual return of its Morningstar peers. Likewise, the Fund's asset allocation and underlying investment selection contributed to its ability to maintain a standard deviation below that of the peers for the past 3 years and 5 years.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Annualized	5-Year Annualized	Inception[2] Annualized	3-Year	5-Year
Service Share: EVVLX	0.80%	0.90%	2.04%	2.84%	3.91%	2.95%	3.08%	2.22%	2.16%
R4 Share: EVVCX	1.05%	1.17%	1.95%	2.58%	3.63%	2.69%	2.75%	2.24%	2.16%

	Benchmarks
US Fund Money Market - Taxable	—	—	0.37%	1.06%	0.46%	0.28%	—	0.14%	0.13%
BBgBarc US Agg Bond TR USD	—	—	0.02%	-1.22%	1.31%	2.16%	—	2.66%	2.70%
MSCI EAFE PR USD	—	—	0.76%	-0.01%	6.27%	1.65%	—	10.79%	11.04%
Russell 2000 TR USD	—	—	3.58%	15.24%	17.12%	11.07%	—	13.11%	13.48%
S&P 500 TR USD	—	—	7.71%	17.91%	17.31%	13.95%	—	9.18%	9.55%
US Fund Allocation—15% to 30% Equity	1.01%	1.01%	1.17%	1.46%	4.21%	3.14%	—	3.38%	3.51%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2018
[1]	The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2019.
[2]	Date of Inception: 2/29/2012

Asset Allocation Overview
The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will have a minimum of 0% allocated into Equities with a potential maximum equity allocation up to 15%. The Fixed Income allocation of this Fund will generally range between 85% to 100%. The fiscal year ending asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 12.0%	Fixed Income (bonds): 87.0%

The E-Valuator Very Conservative RMS Fund
As of September 30, 2018 (unaudited)
Equity Focus. From an overall marketwide Equity perspective, Domestic Equities performed at a higher level than Foreign Equities. Growth Style equity management outperformed Value Style equity management. Domestic Small Cap Growth and Domestic Large Cap Growth were the two leading Equity category performers, while Diversified Emerging Markets and Foreign Small-Mid Caps were the lagging Equity categories within this Fund.

3 top performing Equity Categories	3 poorest performing Equity Categories
1. US Fund Small Growth	1. US Fund Foreign Large Value
2. US Fund Large Growth	2. US Fund Foreign Small/Mid Value
3. US Fund Mid-Cap Growth	3. US Fund Diversified Emerging Mkts

Fixed Income Focus. From an overall marketwide Fixed Income perspective, Credit based Fixed Income outperformed quality and duration for this fiscal year due to the Federal Reserve's continued rate increases throughout the year. Domestic Fixed Income performed better than Foreign Fixed Income. Shorter term duration bonds performed better than Longer term bonds.

3 top performing Fixed Income Categories	3 poorest performing Fixed Income Categories
1. US Fund Convertibles	1. US Fund Intermediate Government
2. US Fund Bank Loan	2. US Fund Emerging Markets Bond
3. US Fund High Yield Bond	3. US Fund Long Government

Outlook for 2019
We anticipate the Federal Reserve to continue to raise interest rates between 2-4 more times during the next fiscal year. We anticipate lowering our allocation into equities throughout the year to the lower half of the committed range for this Fund, while we increase allocations into Fixed Income assets. We foresee a slight rotation from small cap equities into larger caps throughout the year, as well as foresee a rotation from credit based fixed income into inflation protected and higher quality as interest rates rise.
Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Portfolio Composition
As of September 30, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	24.89%
Broad Market	0.65%
Convertible Bond	1.66%
Corporate	3.64%
Inflation Protected	0.20%
International	0.72%
Large Cap	1.11%
Mid Cap	0.52%
Small Cap	0.13%
Technology	1.17%

Mutual Funds:
Aggregate Bond	5.44%
Bank Loans	26.85%
Blend Broad Markets	1.64%
Blend Large Cap	2.59%
Blend Small Cap	0.09%
Convertible	3.65%
Emerging Markets	2.71%
Foreign Aggregate	0.76%
Foreign Blend	0.03%
Foreign Growth	0.42%
Growth Broad Market	0.35%
Growth Large Cap	2.32%
Growth Mid Cap	0.03%
Growth Small Cap	0.04%
High Yield Bond	10.94%
Inflation Protected Bond	2.24%
Value Large Cap	2.46%
Money Market Funds	2.11%
99.36%

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	Service Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Very Conservative RMS Fund:	2.84%	2.95%	3.08%
Barclays Aggregate Bond Index:	-1.22%	2.16%	1.85%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Very Conservative RMS Fund:	2.58%	2.69%	2.75%
Barclays Aggregate Bond Index:	-1.22%	2.16%	1.85%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	34.69%
	AGGREGATE BOND	24.89%
36,818	Invesco Ultra Short Duration ETF		$ 1,849,184
36,954	iShares Ultra Short-Term Bond ETF		1,854,352
6,138	Vanguard Total International Bond ETF		334,767
			4,038,303
	BROAD MARKET	0.65%
73	Invesco DWA NASDAQ Momentum ETF		8,550
908	SPDR S&P 1500 Value Tilt ETF		97,455
			106,005
	CONVERTIBLE BOND	1.66%
4,503	iShares Convertible Bond ETF		269,550
	CORPORATE	3.64%
5,798	iShares 0-5 Year High Yield Corporate Bond ETF		272,970
13,102	WisdomTree Interest Rate Hedged High Yield
	Bond Fund ETF		317,199
			590,169
	INFLATION PROTECTED	0.20%
488	PIMCO 15 Year U.S. TIPS Index ETF		31,603
	INTERNATIONAL	0.72%
282	FlexShares Currency Hedged Morningstar
	DEM ex-US Factor Tilt Index ETF		8,039
354	Invesco BLDRS Developed Markets 100 ADR Index
	Fund ETF		7,947
206	Invesco S&P International Developed Quality ETF		4,802
156	iShares Edge MSCI International Small Cap ETF		4,889
821	Schwab International Equity ETF		27,528
890	SPDR Portfolio Developed World (ex-US) ETF		27,385
1,246	WisdomTree Dynamic Currency Hedged International
	Equity ETF		36,907
			117,497
	LARGE CAP	1.11%
719	iShares Edge MSCI USA Momentum Factor ETF		85,561
355	SPDR Dow Jones Industrial Average ETF		93,862
			179,423

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MID CAP	0.52%
940	Invesco Russell MidCap Pure Growth ETF		$ 51,446
412	Schwab U.S. Mid Cap ETF		23,830
223	WisdomTree U.S. MidCap Dividend Fund ETF		8,224
			83,500
	SMALL CAP	0.13%
206	Invesco Russell 2000 Pure Growth ETF		8,203
193	SPDR S&P 600 Small Cap Value ETF		13,176
			21,379
	TECHNOLOGY	1.17%
1,021	Invesco QQQ Trust, Series 1 ETF		189,692
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $5,561,727)	34.69%	5,627,121

	MUTUAL FUNDS	62.56%
	AGGREGATE BOND	5.44%
30,287	JPMorgan Income Fund - R6**		279,848
29,315	Putnam Fixed Income Absolute Return Fund Y Class		288,163
39,257	Lord Abbett Bond-Debenture Fund, Inc. Class R6**		314,055
			882,066
	BANK LOANS	26.85%
251,827	Eaton Vance Floating-Rate Advantaged Fund
	Institutional Class**		2,767,575
173,052	Lord Abbett Floating Rate Fund Class R6***		1,588,616
			4,356,191
	BLEND BROAD MARKET	1.64%
855	DFA T.A. U.S. Core Equity 2 Portfolio
	Institutional Class		16,621
7,434	DFA U.S. Core Equity 1 Portfolio Institutional Class		183,997
788	DFA U.S. Core Equity 2 Portfolio Institutional Class		18,190
2,364	U.S. Vector Equity Portfolio Institutional Class		47,712
			266,520

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND LARGE CAP	2.59%
8,122	DFA U.S. Large Company Portfolio Institutional Class		$ 183,646
1,168	Fidelity 500 Index Fund - Premium Class**		119,442
243	Fundamental Investors, Class R-6 Shares**		15,903
382	Vanguard Institutional Index Institutional Class		101,515
			420,506
	BLEND SMALL CAP	0.09%
412	Schwab Small-Cap Index Fund-Select Shares		14,082
	CONVERTIBLE	3.65%
14,091	Franklin Convertible Securities Fund Class R6		312,677
19,589	Lord Abbett Convertible Fund Class R6***		279,930
			592,607
	EMERGING MARKETS BOND	2.71%
11,330	Ashmore Emerging Markets Short Duration Fund
	Institutional Class		109,560
13,707	Vanguard Emerging Markets Bond Fund
	Admiral Shares		330,347
			439,907
	FOREIGN AGGREGATE BOND	0.76%
11,487	PIMCO International Bond Fund Institutional Class		123,368
	FOREIGN BLEND	0.03%
161	Vanguard Total World Stock Index Fund Investor Class		4,987
	FOREIGN GROWTH	0.42%
121	Oppenheimer International Small-Mid Company
	Fund Institutional Class		6,492
124	SMALLCAP World Fund, Inc. - Class F-3		7,526
555	Vanguard International Growth Fund Admiral Shares		54,381
			68,399
	GROWTH BROAD MARKET	0.35%
1,208	New Perspective Fund, Class R-6 Shares**		56,707
	GROWTH LARGE CAP	2.32%
1,150	Franklin DynaTech Fund R6 Class**		96,948
1,890	JPMorgan Large Cap Growth Fund R6		90,776
822	T. Rowe Price Blue Chip Growth Fund -
	Institutional Class		94,286
1,656	The Growth Fund of America Class R-6 Shares**		94,084
			376,094

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH MID CAP	0.03%
75	Carillon Eagle Mid Cap Growth Fund Class R-6		$ 5,105
	GROWTH SMALL CAP	0.04%
270	JPMorgan Small Cap Growth Fund R6		6,062
	HIGH YIELD BOND	10.94%
26,389	AB Bond Fund, Inc. - AB FlexFee High Yield
	Portfolio - Advisor Class		252,809
25,356	American High-Income Trust - Class F-3		259,903
127,907	MainStay MacKay Short Duration High Yield Fund,
	Institutional Class		1,262,437
			1,775,149
	INFLATION PROTECTED	2.24%
31,195	AB Bond Fund, Inc. - AB Bond Inflation Strategy
	Portfolio - Advisor Class Shares		331,608
3,511	DFA LTIP Portfolio Institutional Class		31,636
			363,244
	VALUE LARGE CAP	2.46%
3,785	DFA U.S. Large Cap Value Portfolio Institutional		151,205
2,007	Vanguard Index Trust Vanguard Value Index Fund
	Institutional Shares		86,636
3,426	Washington Mutual Investors Fund
	Class R-6 Shares**		160,108
			397,949
	TOTAL MUTUAL FUNDS
	(Cost: $9,973,173)	62.56%	10,148,943

THE E-VALUATOR VERY CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	2.11%
179,584	Federated Institutional Prime Obligation Fund
	Institutional Class 2.21%*		$ 179,638
163,269	Vanguard Treasury Money Market Fund Institutional
	Class 2.01%*		163,269
	(Cost: $342,907)		342,907
	TOTAL INVESTMENTS	99.36%
	(Cost: $15,877,807)		16,118,971
	Other assets, net of liabilities	0.64%	103,595
	NET ASSETS	100.00%	$ 16,222,566

*	Effective 7 day yield as of September 30, 2018
**	Non-income producing
***
A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

See Notes to Financial Statements

The E-Valuator Conservative RMS Fund
As of September 30, 2018 (unaudited)

Service Share Ticker: EVCLX
R4 Share Ticker: EVFCX

Allocation Goals:
Stocks: 15%-30%
Bonds: 70% - 85%
The following commentary is based on the Fund's overall performance for the Fiscal Year ending September 30, 2018.
Expense, Annualized Return & Risk Management
As identified in the table below, the Fund's Service Share Class was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation —15% to 30% Equity). This lower expense was a contributing factor to the Fund's continued superior performance for this fiscal year relative to the average annual return of its Morningstar peers. Likewise, the Fund's asset allocation and underlying investment selection contributed to its ability to maintain a standard deviation within a reasonable range of the peers standard deviation for the past 3 years and 5 years.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Annualized	5-Year Annualized	Inception[2] Annualized	3-Year	5-Year
Service Share: EVCLX	0.64%	0.71%	3.02%	5.57%	6.34%	5.07%	5.58%	3.77%	3.88%
R4 Share: EVFCX	0.94%	0.97%	2.92%	5.34%	6.05%	4.75%	5.31%	3.78%	3.89%

	Benchmarks
US Fund Money Market - Taxable	—	—	0.37%	1.06%	0.46%	0.28%	—	0.14%	0.13%
BBgBarc US Agg Bond TR USD	—	—	0.02%	-1.22%	1.31%	2.16%	—	2.66%	2.70%
MSCI EAFE PR USD	—	—	0.76%	-0.01%	6.27%	1.65%	—	10.79%	11.04%
Russell 2000 TR USD	—	—	3.58%	15.24%	17.12%	11.07%	—	13.11%	13.48%
S&P 500 TR USD	—	—	7.71%	17.91%	17.31%	13.95%	—	9.18%	9.55%
US Fund Allocation—15% to 30% Equity	1.01%	1.01%	1.17%	1.46%	4.21%	3.14%	—	3.38%	3.51%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2018
[1]	The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2019.
[2]	Date of Inception: 2/29/2012

Asset Allocation Overview
The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 15% allocated into Equities with a potential maximum equity allocation up to 30%. The Fixed

The E-Valuator Conservative RMS Fund
As of September 30, 2018 (unaudited)
Income allocation of this Fund will generally range between 70% to 85%. The fiscal year ending asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 29.7%	Fixed Income (bonds): 69.3%

Equity Focus. From an overall marketwide Equity perspective, Domestic Equities performed at a higher level than Foreign Equities. Growth Style equity management outperformed Value Style equity management. Domestic Small Cap Growth and Domestic Large Cap Growth were the two leading Equity category performers, while Diversified Emerging Markets and Foreign Small-Mid Caps were the lagging Equity categories within this Fund.

3 top performing Equity Categories	3 poorest performing Equity Categories
1. US Fund Small Growth	1. US Fund Foreign Large Value
2. US Fund Large Growth	2. US Fund Foreign Small/Mid Value
3. US Fund Mid-Cap Growth	3. US Fund Diversified Emerging Mkts

Fixed Income Focus. From an overall marketwide Fixed Income perspective, Credit based Fixed Income outperformed quality and duration for this fiscal year due to the Federal Reserve's continued rate increases throughout the year. Domestic Fixed Income performed better than Foreign Fixed Income. Shorter term duration bonds performed better than Longer term bonds.

3 top performing Fixed Income Categories	3 poorest performing Fixed Income Categories
1. US Fund Convertibles	1. US Fund Intermediate Government
2. US Fund Bank Loan	2. US Fund Emerging Markets Bond
3. US Fund High Yield Bond	3. US Fund Long Government

Outlook for 2019
We anticipate the Federal Reserve to continue to raise interest rates between 2-4 more times during the next fiscal year. We anticipate lowering our allocation into equities throughout the year to the lower half of the committed range for this Fund, while we increase allocations into Fixed Income assets. We foresee a slight rotation from small cap equities into larger caps throughout the year, as well as foresee a rotation from credit based fixed income into inflation protected and higher quality as interest rates rise.
Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

THE E-VALUATOR CONSERVATIVE RMS FUND
Portfolio Composition
As of September 30, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	9.99%
Broad Market	1.05%
Convertible Bond	3.14%
Corporate	5.74%
Emerging Markets	0.29%
Inflation Protected	0.19%
International	2.25%
Large Cap	2.05%
Mid Cap	1.20%
Small Cap	0.49%
Technology	1.49%

Mutual Funds:
Aggregate Bond	9.66%
Bank Loans	12.96%
Blend Broad Markets	3.35%
Blend Large Cap	4.70%
Blend Small Cap	0.36%
Convertible	6.71%
Emerging Markets	5.28%
Foreign Aggregate	2.31%
Foreign Blend	0.09%
Foreign Growth	1.34%
Growth Broad Market	0.98%
Growth Large Cap	4.66%
Growth Mid Cap	0.26%
Growth Small Cap	0.24%
High Yield Bond	9.83%
Inflation Protected Bond	2.40%
Value Large Cap	4.23%
Value Mid Cap	0.18%
Money Market Funds	1.77%
99.19%

THE E-VALUATOR CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	Service Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Conservative RMS Fund:	5.57%	5.07%	5.58%
Barclays Aggregate Bond Index:	-1.22%	2.16%	1.85%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR CONSERVATIVE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Conservative RMS Fund:	5.34%	4.75%	5.31%
Barclays Aggregate Bond Index:	-1.22%	2.16%	1.85%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The Barclays Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	27.88%
	AGGREGATE BOND	9.99%
42,283	Invesco Ultra Short Duration ETF		$ 2,123,664
41,915	iShares Ultra Short-Term Bond ETF		2,103,295
32,105	Vanguard Total International Bond ETF		1,751,007
			5,977,966
	BROAD MARKET	1.05%
342	Invesco DWA NASDAQ Momentum ETF		40,058
5,461	SPDR S&P 1500 Value Tilt ETF		586,124
			626,182
	CONVERTIBLE BOND	3.14%
31,431	iShares Convertible Bond ETF		1,881,460
	CORPORATE	5.74%
39,182	iShares 0-5 Year High Yield Corporate Bond ETF		1,844,689
65,837	Wisdom Tree Interest Rate Hedged High Yield
	Bond Fund ETF		1,593,914
			3,438,603
	EMERGING MARKETS	0.29%
1,517	iShares Edge MSCI Min Vol Emerging Markets ETF		89,958
1,495	ProShares MSCI Emerging Markets Dividend
	Growers ETF		81,879
			171,837
	INFLATION PROTECTED	0.19%
1,781	PIMCO 15 Year U.S. TIPS Index ETF		115,338
	INTERNATIONAL	2.25%
8,382	FlexShares Currency Hedged Morningstar
	DEM ex-US Factor Tilt Index ETF		238,944
1,315	Invesco BLDRS Developed Markets 100 ADR
	Index Fund ETF		29,522
3,566	Invesco S&P International Developed Quality ETF		83,123
3,650	iShares Edge MSCI International Small Cap ETF		114,389
3,581	Schwab International Equity ETF		120,071
10,729	SPDR Portfolio Developed World (ex-US) ETF		330,131
10,263	WisdomTree Dynamic Currency Hedged
	International Equity ETF		303,990
4,502	Xtrackers MSCI All World ex US Hedged Equity ETF		124,885
			1,345,055

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	LARGE CAP	2.05%
5,218	iShares Edge MSCI USA Momentum Factor ETF		$ 620,942
2,288	SPDR Dow Jones Industrial Average ETF		604,947
			1,225,889
	MID-CAP	1.20%
8,495	Invesco Russell MidCap Pure Growth ETF		464,931
4,389	Schwab U.S. Mid Cap ETF		253,860
			718,791
	SMALL-CAP	0.49%
2,267	Invesco Russell 2000 Pure Growth ETF		90,272
2,942	SPDR S&P 600 Small Cap Value ETF		200,850
			291,122
	TECHNOLOGY	1.49%
4,802	Invesco QQQ Trust, Series 1 ETF		892,164
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $16,293,490)	27.88%	16,684,407

	MUTUAL FUNDS	69.54%
	AGGREGATE BOND	9.66%
228,195	JPMorgan Income Fund - R6 Class**,***		2,108,523
159,852	Putnam Fixed Income Absolute Return Fund Class Y		1,571,350
262,899	Lord Abbett Bond-Debenture Fund, Inc.
	Class R6**,***		2,103,188
			5,783,061
	BANK LOANS	12.96%
472,967	Eaton Vance Floating-Rate Advantaged Fund
	Institutional Class**		5,197,913
278,879	Lord Abbett Floating Rate Fund Class R6***		2,560,109
			7,758,022
	BLEND BROAD MARKETS	3.35%
9,653	DFA T.A. U.S. Core Equity 2 Portfolio
	Institutional Class		187,756
44,177	DFA U.S. Core Equity 1 Portfolio Institutional Class		1,093,389
9,539	DFA U.S. Core Equity 2 Portfolio Institutional Class		220,261
24,869	U.S. Vector Equity Portfolio Institutional Class		501,858
			2,003,264

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND LARGE CAP	4.70%
51,989	DFA US Large Company Portfolio Institutional Class		$ 1,175,476
8,114	Fidelity 500 Index Fund Premium Class**		829,946
924	Fundamental Investors, Class R-6 Shares**		60,401
2,809	Vanguard Institutional Index Class Institutional		745,730
			2,811,553
	BLEND SMALL CAP	0.36%
6,235	Schwab Small-Cap Index Fund Select Shares		213,158
	CONVERTIBLE	6.71%
93,871	Franklin Convertible Securities Fund Class R6***		2,082,996
135,328	Lord Abbett Convertible Fund Class R6***		1,933,843
			4,016,839
	EMERGING MARKETS	5.28%
87,793	Ashmore Emerging Markets Short Duration Fund
	Institutional Class		848,955
95,915	Vanguard Emerging Markets Bond Fund Admiral
	Class Shares***		2,311,557
			3,160,512
	FOREIGN AGGREGATE BOND	2.31%
128,664	PIMCO International Bond Fund Institutional Class		1,381,853
	FOREIGN BLEND	0.09%
1,675	DFA International Core Equity Portfolio
	Institutional Class		23,296
1,828	DFA International Vector Equity Portfolio
	Institutional Class		23,669
124	Oppenheimer Global Opportunities Fund
	Institutional Class		9,488
22	Vanguard Total World Stock Index Fund Investor Class		691
			57,144
	FOREIGN GROWTH	1.34%
2,066	Oppenheimer International Small-Mid Company
	Fund Institutional Class		111,228
2,213	SMALLCAP World Fund, Inc. - Class F-3		133,952
5,693	Vanguard International Growth Fund Admiral Shares		557,956
			803,136

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH BROAD MARKET	0.98%
12,561	New Perspective Fund, Class R-6 Shares**		$ 589,623
	GROWTH LARGE CAP	4.66%
11,353	Franklin DynaTech Fund R6 Class**		957,177
15,490	JPMorgan Large Cap Growth Fund R6		744,000
6,642	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		761,627
5,698	The Growth Fund of America Class R-6 Shares**		323,797
			2,786,601
	GROWTH MID CAP	0.26%
1,722	Carillon Eagle Mid Cap Growth Fund Class R-6		117,789
270	Janus Henderson Enterprise Fund Institutional Class**		36,686
			154,475
	GROWTH SMALL CAP	0.24%
4,098	JPMorgan Small Cap Growth Fund R6 Class		92,034
488	Vanguard Explorer Fund Admiral Shares		52,278
			144,312
	HIGH YIELD BOND	9.83%
189,184	AB Bond Fund, Inc. - AB FlexFee High Yield Portfolio
	Advisor Class***		1,812,381
174,784	American High-Income Trust Class F-3		1,791,538
230,955	MainStay MacKay Short Duration High Yield Fund
	Institutional Class**		2,279,523
			5,883,442
	INFLATION PROTECTED	2.40%
122,755	AB Bond Fund, Inc. - AB Bond Inflation Strategy
	Portfolio - Advisor Class Shares		1,304,887
14,396	DFA LTIP Portfolio Institutional Class		129,706
			1,434,593
	VALUE LARGE CAP	4.23%
26,113	DFA U.S. Large Cap Value Portfolio Institutional Class		1,043,231
9,685	Vanguard Index Trust Vanguard Value Index Fund
	Institutional Shares		418,103
22,858	Washington Mutual Investors Fund Class R-6 Shares**		1,068,143
			2,529,477

THE E-VALUATOR CONSERVATIVE RMS FUND

Schedule of Investments
As of September 30, 2018 (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE MID CAP	0.18%
1,859	Vanguard Mid-Cap Value Index Fund Admiral Class		$ 108,886
	TOTAL MUTUAL FUNDS
	(Cost: $40,143,778)	69.54%	41,619,951
	MONEY MARKET FUNDS	1.77%
458,419	Federated Institutional Prime Obligation Fund
	Institutional Class 2.21%*		458,557
598,565	Vanguard Treasury Money Market Fund Institutional
	Class 2.01%*		598,565
	(Cost: $1,057,122)		1,057,122
	TOTAL INVESTMENTS	99.19%
	(Cost: $57,494,390)		59,361,480
	Other assets, net of liabilities	0.81%	485,583
	NET ASSETS	100.00%	$ 59,847,063

*	Effective 7 day yield as of September 30, 2018
**	Non-income producing
***
A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

See Notes to Financial Statements

The E-Valuator Tactically Managed RMS Fund
As of September 30, 2018 (unaudited)
Service Share Ticker: EVTTX
R4 Share Ticker: EVFTX
The following commentary is based on the Fund's overall performance for the Fiscal Year ending September 30, 2018.
Expense, Annualized Return & Risk Management
As identified in the table below, the Fund's Service Share Class was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation -- Tactical Allocation). The Fund's performance lagged the average of its peers for the recent fiscal year. However, the Fund's asset allocation and underlying investment selection contributed to its ability to maintain a standard deviation below the average of its peers over the past 3 years and 5 years.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Annualized	5-Year Annualized	Inception[2] Annualized	3-Year	5-Year
Service Share: EVTTX	0.73%	0.81%	1.53%	3.66%	7.30%	4.50%	5.03%	5.94%	6.44%
R4 Share: EVFTX	1.01%	1.09%	1.61%	3.56%	7.08%	4.06%	4.50%	5.92%	6.44%

	Benchmarks
US Fund Money Market - Taxable	—	—	0.37%	1.06%	0.46%	0.28%	—	0.14%	0.13%
BBgBarc US Agg Bond TR USD	—	—	0.02%	-1.22%	1.31%	2.16%	—	2.66%	2.70%
MSCI EAFE PR USD	—	—	0.76%	-0.01%	6.27%	1.65%	—	10.79%	11.04%
Russell 2000 TR USD	—	—	3.58%	15.24%	17.12%	11.07%	—	13.11%	13.48%
S&P 500 TR USD	—	—	7.71%	17.91%	17.31%	13.95%	—	9.18%	9.55%
US Fund Tactical Allocation	1.61%	1.61%	2.57%	5.60%	7.02%	4.66%	—	6.78%	7.21%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2018
[1]	The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2019.
[2]	Date of Inception: 2/29/2012

Asset Allocation Overview
The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund has no minimum requirements toward Equity allocation, or Fixed Income allocation. The underlying investments are free to allocate assets anywhere at anytime. The fiscal year ending asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 65.2%	Fixed Income (bonds): 33.8%

Equity Focus. From an overall marketwide Equity perspective, Domestic Equities performed at a higher level than Foreign Equities. Growth Style equity management outperformed Value Style equity management. Domestic Small Cap Growth and Domestic Large Cap Growth were the two leading Equity category

The E-Valuator Tactically Managed RMS Fund
As of September 30, 2018 (unaudited)
performers, while Diversified Emerging Markets and Foreign Small-Mid Caps were the lagging Equity categories within this Fund.

3 top performing Equity Categories	3 poorest performing Equity Categories
1. US Fund Small Growth	1. US Fund Foreign Large Value
2. US Fund Large Growth	2. US Fund Foreign Small/Mid Value
3. US Fund Mid-Cap Growth	3. US Fund Diversified Emerging Mkts

Fixed Income Focus. From an overall marketwide Fixed Income perspective, Credit based Fixed Income outperformed quality and duration for this fiscal year due to the Federal Reserve's continued rate increases throughout the year. Domestic Fixed Income performed better than Foreign Fixed Income. Shorter term duration bonds performed better than Longer term bonds.

3 top performing Fixed Income Categories	3 poorest performing Fixed Income Categories
1. US Fund Convertibles	1. US Fund Intermediate Government
2. US Fund Bank Loan	2. US Fund Emerging Markets Bond
3. US Fund High Yield Bond	3. US Fund Long Government

Outlook for 2019
We anticipate the Federal Reserve to continue to raise interest rates between 2-4 more times during the next fiscal year. We anticipate lowering our allocation into equities throughout the year to the lower half of the committed range for this Fund, while we increase allocations into Fixed Income assets. We foresee a slight rotation from small cap equities into larger caps throughout the year, as well as foresee a rotation from credit based fixed income into inflation protected and higher quality as interest rates rise.
Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Portfolio Composition
As of September 30, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Mutual Funds:
Aggressive Allocation	13.34%
Global Allocation	65.02%
Money Market Funds	2.07%
80.43%

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	Service Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Tactically Managed RMS Fund:	3.66%	4.52%	5.05%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Tactically Managed RMS Fund:	3.56%	4.06%	4.50%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR TACTICALLY MANAGED RMS FUND

Schedule of Investments
As of September 30, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MUTUAL FUNDS	78.36%
	AGGRESSIVE ALLOCATION	13.34%
26,310	Goldman Sachs Growth Strategy Portfolio Class R6**		$ 417,801
96,264	Janus Henderson Global Allocation Fund Growth
	Institutional Class**		1,414,121
			1,831,922
	GLOBAL ALLOCATION	65.02%
71,376	JPMorgan Global Allocation Fund Class R6		1,330,447
136,946	Loomis Sayles Global Allocation Fund Class N***		3,183,985
94,439	Pioneer Flexible Opportunities Fund Class Y		1,302,316
241,895	T. Rowe Price Global Allocation Fund
	Institutional Class***		3,110,772
			8,927,520
	TOTAL MUTUAL FUNDS
	(Cost: $10,583,881)	78.36%	10,759,442
	MONEY MARKET FUNDS	2.07%
147,325	Federated Institutional Prime Obligation Fund
	Institutional Class 2.21% *		147,369
136,457	Vanguard Treasury Money Market Fund
	Investor Class 2.01% *		136,457
	(Cost: $283,827)		283,826
	TOTAL INVESTMENTS	80.43%
	(Cost: $10,867,708)		11,043,268
	Other assets, net of liabilities	19.57%	2,686,959
	NET ASSETS	100.00%	$ 13,730,227

*	Effective 7 day yield as of September 30, 2018
**	Non-income producing
***
A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

See Notes to Financial Statements

The E-Valuator Moderate RMS Fund
As of September 30, 2018 (unaudited)

Service Share Ticker: EVMLX
R4 Share Ticker: EVFMX

Allocation Goals:
Stocks: 50%-70%
Bonds: 30%-50%
The following commentary is based on the Fund's overall performance for the Fiscal Year ending September 30, 2018.
Expense, Annualized Return & Risk Management
As identified in the table below, the Fund's Service Share Class was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation -- 50% to 70% Equity). This lower expense was a contributing factor to the Fund's continued superior performance for this fiscal year relative to the average annual return of its Morningstar peers. Likewise, the Fund's asset allocation and underlying investment selection contributed to its ability to maintain a standard deviation within a reasonable range of the peers standard deviation for the past 3 years and 5 years.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Annualized	5-Year Annualized	Inception[2] Annualized	3-Year	5-Year
Service Share: EVMLX	0.59%	0.67%	3.99%	9.61%	10.39%	7.63%	8.48%	6.34%	6.53%
R4 Share: EVFMX	0.86%	0.94%	3.99%	9.28%	10.07%	7.26%	8.19%	6.33%	6.53%

	Benchmarks
US Fund Money Market - Taxable	—	—	0.37%	1.06%	0.46%	0.28%	—	0.14%	0.13%
BBgBarc US Agg Bond TR USD	—	—	0.02%	-1.22%	1.31%	2.16%	—	2.66%	2.70%
MSCI EAFE PR USD	—	—	0.76%	-0.01%	6.27%	1.65%	—	10.79%	11.04%
Russell 2000 TR USD	—	—	3.58%	15.24%	17.12%	11.07%	—	13.11%	13.48%
S&P 500 TR USD	—	—	7.71%	17.91%	17.31%	13.95%	—	9.18%	9.55%
US Fund Allocation--50% to 70% Equity	1.13%	1.13%	3.19%	6.75%	8.80%	6.67%	—	6.23%	6.56%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2018
[1]	The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2019.
[2]	Date of Inception: 2/29/2012

Asset Allocation Overview
The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 50% allocated into Equities with a potential maximum equity allocation up to 70%. The Fixed Income allocation of this Fund will generally range between 30% to 50%. The fiscal year ending asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 60.1%	Fixed Income (bonds): 38.9%

The E-Valuator Moderate RMS Fund
As of September 30, 2018 (unaudited)
Equity Focus. From an overall marketwide Equity perspective, Domestic Equities performed at a higher level than Foreign Equities. Growth Style equity management outperformed Value Style equity management. Domestic Small Cap Growth and Domestic Large Cap Growth were the two leading Equity category performers, while Diversified Emerging Markets and Foreign Small-Mid Caps were the lagging Equity categories within this Fund.

3 top performing Equity Categories	3 poorest performing Equity Categories
1. US Fund Small Growth	1. US Fund Foreign Large Value
2. US Fund Large Growth	2. US Fund Foreign Small/Mid Value
3. US Fund Mid-Cap Growth	3. US Fund Diversified Emerging Mkts

Fixed Income Focus. From an overall marketwide Fixed Income perspective, Credit based Fixed Income outperformed quality and duration for this fiscal year due to the Federal Reserve's continued rate increases throughout the year. Domestic Fixed Income performed better than Foreign Fixed Income. Shorter term duration bonds performed better than Longer term bonds.

3 top performing Fixed Income Categories	3 poorest performing Fixed Income Categories
1. US Fund Convertibles	1. US Fund Intermediate Government
2. US Fund Bank Loan	2. US Fund Emerging Markets Bond
3. US Fund High Yield Bond	3. US Fund Long Government

Outlook for 2019
We anticipate the Federal Reserve to continue to raise interest rates between 2-4 more times during the next fiscal year. We anticipate lowering our allocation into equities throughout the year to the lower half of the committed range for this Fund, while we increase allocations into Fixed Income assets. We foresee a slight rotation from small cap equities into larger caps throughout the year, as well as foresee a rotation from credit based fixed income into inflation protected and higher quality as interest rates rise.
Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

THE E-VALUATOR MODERATE RMS FUND
Portfolio Composition
As of September 30, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	2.76%
Broad Market	2.56%
Convertible Bond	1.77%
Corporate High Yield	2.24%
Emerging Markets	0.70%
Financial	0.08%
Health Care	0.35%
International	9.18%
Large Cap	3.54%
Mid Cap	4.12%
Small Cap	2.21%
Technology	1.97%

Mutual Funds:
Aggregate Bond	4.51%
Bank Loans	5.08%
Blend Broad Market	8.00%
Blend Large Cap	7.29%
Blend Mid Cap	0.54%
Blend Small Cap	1.51%
Convertible	3.57%
Emerging Markets Stock	2.06%
Foreign Aggregate	0.97%
Foreign Blend	0.49%
Foreign Growth	4.36%
Foreign Value	0.02%
Growth Broad Market	2.49%
Growth Large Cap	8.91%
Growth Mid Cap	0.69%
Growth Small Cap	1.12%
High Yield Bond	4.74%
Inflation Protected Bond	0.44%
Value Large Cap	5.87%
Value Mid Cap	0.09%
Money Market Funds	1.11%
95.34%

THE E-VALUATOR MODERATE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	Service Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Moderate RMS Fund:	9.61%	7.64%	8.49%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR MODERATE RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Moderate RMS Fund:	9.28%	7.26%	8.19%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of September 30, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	31.48%
	AGGREGATE BOND	2.76%
13,608	Invesco Ultra Short Duration ETF		$ 683,462
11,928	iShares Ultra Short-Term Bond ETF		598,547
66,887	Vanguard Total International Bond ETF		3,648,017
			4,930,026
	BROAD MARKET	2.56%
15,854	Invesco DWA NASDAQ Momentum ETF		1,856,979
25,186	SPDR S&P 1500 Value Tilt ETF		2,703,188
			4,560,167
	CONVERTIBLE BOND	1.77%
52,653	iShares Convertible Bond ETF		3,151,809
	CORPORATE HIGH YIELD	2.24%
64,264	iShares 0-5 Year High Yield Corporate Bond ETF		3,025,549
40,007	Wisdom Tree Interest Rate Hedged High Yield
	Bond Fund ETF		968,569
			3,994,118
	EMERGING MARKETS	0.70%
20,970	iShares Edge MSCI Min Vol Emerging Markets ETF		1,243,521
122	ProShares MSCI Emerging Markets Dividend
	Growers ETF		6,682
			1,250,203
	FINANCIAL	0.08%
2,003	iShares U.S. Broker-Dealers & Securities
	Exchanges ETF		124,647
275	SPDR S&P Regional Banking ETF		16,340
			140,987
	HEALTH CARE	0.35%
2,188	Invesco S&P SmallCap Health Care ETF*		307,130
1,428	iShares U.S. Medical Devices ETF		324,841
			631,971
	INTERNATIONAL	9.18%
59,755	FlexShares Currency Hedged Morningstar DEM ex-US
	Factor Tilt Index ETF		1,703,424
23,713	Invesco BLDRS Developed Markets 100 ADR Index
	Fund ETF		532,357

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INTERNATIONAL (continued)	9.18%
68,834	Invesco S&P International Developed Quality ETF*		$ 1,604,521
72,694	iShares Edge MSCI International Small Cap ETF		2,278,186
129,612	SPDR Portfolio Developed World (ex-US) ETF		3,988,161
120,811	WisdomTree Dynamic Currency Hedged International
	Equity ETF		3,578,422
14,124	WisdomTree Dynamic Currency Hedged International
	SmallCap Equity Fund ETF		454,926
80,452	Xtrackers MSCI All World ex US Hedged Equity ETF		2,231,738
			16,371,735
	LARGE CAP	3.54%
20,095	The iShares Edge MSCI USA Momentum Factor ETF		2,391,305
14,832	SPDR Dow Jones Industrial Average ETF		3,921,581
			6,312,886
	MID CAP	4.12%
88,693	Invesco Russell MidCap Pure Growth ETF		4,854,168
42,953	Schwab U.S. Mid Cap ETF		2,484,402
			7,338,570
	SMALL CAP	2.21%
53,513	Invesco Russell 2000 Pure Growth ETF		2,130,925
26,257	SPDR S&P 600 Small Cap Value ETF		1,792,565
169	Vanguard Russell 2000 Value ETF		19,516
			3,943,006
	TECHNOLOGY	1.97%
2,061	First Trust Dow Jones Internet Index Fund ETF*		291,714
15,672	Invesco QQQ Trust, Series 1 ETF*		2,911,701
1,521	iShares North American Tech-Software ETF		311,759
			3,515,174
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $53,555,509)	31.48%	56,140,652

	MUTUAL FUNDS	62.75%
	AGGREGATE BOND	4.51%
372,122	JPMorgan Income Fund - R6*, ***		3,438,405
114,469	Putnam Fixed Income Absolute Return Fund Class Y		1,125,229
433,893	Lord Abbett Bond-Debenture Fund R6 Class*, ***		3,471,141
			8,034,775

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BANK LOANS	5.08%
386,174	Eaton Vance Floating-Rate Advantage Fund
	Institutional Class*		$ 4,244,051
524,406	Lord Abbett Floating Rate Fund R6 Class***		4,814,046
			9,058,097
	BLEND BROAD MARKET	8.00%
107,642	DFA T.A. U.S. Core Equity 2 Portfolio
	Institutional Class		2,093,644
229,063	DFA U.S. Core Equity 1 Portfolio Institutional Class		5,669,320
90,644	DFA U.S. Core Equity 2 Portfolio Institutional Class		2,092,960
218,513	U.S. Vector Equity Portfolio Institutional Class		4,409,597
			14,265,521
	BLEND LARGE CAP	7.29%
269,865	DFA US Large Company Portfolio Institutional Class		6,101,660
35,192	Fidelity 500 Index Fund Premium Class*, ***		3,599,391
1,747	Fundamental Investors, R-6 Shares*		114,143
11,996	Vanguard Institutional Index Fund Institutional Class		3,184,611
			12,999,805
	BLEND MID CAP	0.54%
69,066	TIAA-CREF Small/Mid-Cap Equity Fund
	Institutional Class		953,807
	BLEND SMALL CAP	1.51%
51,180	Schwab Small-Cap Index Fund Select Shares		1,749,835
11,985	Vanguard Small Cap Index Fund Admiral Shares		933,180
			2,683,015
	CONVERTIBLE	3.57%
150,223	Franklin Convertible Securities Fund R6 Class***		3,333,454
212,683	Lord Abbett Convertible Fund Class R6***		3,039,236
			6,372,690
	EMERGING MARKET STOCK	2.06%
1,304	Ashmore Emerging Markets Short Duration Fund
	Institutional Shares		12,606
152,041	Vanguard Emerging Markets Bond Fund
	Admiral Shares***		3,664,193
			3,676,799
	FOREIGN AGGREGRATE	0.97%
161,528	PIMCO International Bond Fund Institutional Class		1,734,814

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN BLEND	0.49%
11,163	DFA International Vector Equity Portfolio
	Institutional Shares		$ 144,565
993	DFA International Core Equity Portfolio
	Institutional Shares		13,813
3,392	Oppenheimer Global Opportunities Fund
	Institutional Shares		259,179
11,974	Rainier International Discovery Series Z Shares		261,503
3,046	Vanguard Total World Stock Index Fund
	Investor Shares		94,176
6,208	World Core Equity Portfolio Institutional Class		104,419
			877,655
	FOREIGN GROWTH	4.36%
36,325	Oppenheimer International Small-Mid Company Fund
	Institutional Class		1,955,364
37,126	SmallCap World Fund, Inc. Class F-3		2,247,611
981	T. Rowe Price International Discovery Fund
	Institutional Class		68,451
35,745	Vanguard International Growth Fund Admiral Shares		3,503,343
			7,774,769
	FOREIGN VALUE	0.02%
3,022	DFA International Social Core Equity Portfolio
	Institutional Class		40,496
	GROWTH BROAD MARKET	2.49%
94,708	New Perspective Fund Class R-6 Shares*		4,445,575
	GROWTH LARGE CAP	8.91%
48,600	Franklin DynaTech Fund R6 Class*		4,097,444
81,674	JPMorgan Large Cap Growth Fund R6 Shares		3,922,812
33,543	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		3,846,076
70,647	The Growth Fund of America Class R-6 Shares*		4,014,899
			15,881,231
	GROWTH MID CAP	0.69%
14,315	Carillon Eagle Mid Cap Growth Fund Class
	R-6 Shares		979,318
1,885	Janus Henderson Enterprise Fund Institutional Class*		255,724
			1,235,042

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH SMALL CAP	1.12%
67,569	JPMorgan Small Cap Growth Fund R6 Class		$ 1,517,594
4,444	Vanguard Explorer Fund Admiral Class Shares		476,504
			1,994,098
	HIGH YIELD BOND	4.74%
305,245	AB Bond Fund, Inc - AB FlexFee High Yield Portfolio -
	Advisor Class***		2,924,252
281,265	American High-Income Trust Class F-3		2,882,970
266,871	MainStay Mackay Short Duration High Yield Fund,
	Institutional Class*		2,634,022
			8,441,244
	INFLATION PROTECTED	0.44%
57,439	AB Bond Fund Inc. - AB Bond Inflation Strategy
	Portfolio Advisor Shares		610,575
19,345	DFA LTIP Portfolio Institutional Shares		174,296
			784,871
	VALUE LARGE CAP	5.87%
39,900	Vanguard Value Index Fund Institutional Class		1,722,478
95,573	Washington Mutual Investors Fund R6 Class*		4,466,146
107,215	The DFA U.S. Large Cap Value Portfolio
	Institutional Class		4,283,224
			10,471,848
	VALUE MID CAP	0.09%
2,777	Vanguard Mid-Cap Value Index Fund Admiral Class		162,622
	TOTAL MUTUAL FUNDS
	(Cost: $104,162,004)	62.75%	111,888,774

THE E-VALUATOR MODERATE RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	1.11%
206,253	Federated Institutional Prime Obligation Fund
	Institutional Class 2.21%**		$ 206,315
1,782,338	Vanguard Treasury Money Market Fund
	Institutional Class 2.01%**		1,782,338
	(Cost: $1,988,653)		1,988,653
	TOTAL INVESTMENTS	95.34%
	(Cost: $159,706,166)		170,018,079
	Other assets, net of liabilities	4.66%	8,302,714
	NET ASSETS	100.00%	$178,320,793

*	Non-income producing
**	Effective 7 day yield as of September 30, 2018
***
A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

See Notes to Financial Statements

The E-Valuator Growth RMS Fund
As of September 30, 2018 (unaudited)

Service Share Ticker: EVGLX
R4 Share Ticker: EVGRX

Allocation Goals:
Stocks: 70%-85%
Bonds: 15%-30%
The following commentary is based on the Fund's overall performance for the Fiscal Year ending September 30, 2018.
Expense, Annualized Return & Risk Management
As identified in the table below, the Fund was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation -- 70% to 85% Equity). This lower expense was a contributing factor to the Fund's continued superior performance for this fiscal year relative to the average annual return of its Morningstar peers. Likewise, the Fund's asset allocation and underlying investment selection contributed to its ability to maintain a standard deviation within a reasonable range of the peers standard deviation for the past 3 years and 5 years.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Annualized	5-Year Annualized	Inception[2] Annualized	3-Year	5-Year
Service Share: EVGLX	0.58%	0.66%	4.00%	11.02%	12.07%	8.81%	10.31%	7.98%	8.36%
R4 Share: EVGRX	0.86%	0.93%	3.99%	10.78%	11.77%	8.46%	9.96%	7.97%	8.36%

	Benchmarks
US Fund Money Market - Taxable	—	—	0.37%	1.06%	0.46%	0.28%	—	0.14%	0.13%
BBgBarc US Agg Bond TR USD	—	—	0.02%	-1.22%	1.31%	2.16%	—	2.66%	2.70%
MSCI EAFE PR USD	—	—	0.76%	-0.01%	6.27%	1.65%	—	10.79%	11.04%
Russell 2000 TR USD	—	—	3.58%	15.24%	17.12%	11.07%	—	13.11%	13.48%
S&P 500 TR USD	—	—	7.71%	17.91%	17.31%	13.95%	—	9.18%	9.55%
US Fund Allocation--70% to 85% Equity	1.25%	1.25%	3.50%	8.52%	10.41%	7.54%	—	7.75%	8.13%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2018
[1]	The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2019.
[2]	Date of Inception: 2/29/2012

Asset Allocation Overview
The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 70% allocated into Equities with a potential maximum equity allocation up to 85%. The Fixed Income allocation of this Fund will generally range between 15% to 30%. The fiscal year ending asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 81.2%	Fixed Income (bonds): 17.9%

The E-Valuator Growth RMS Fund
As of September 30, 2018 (unaudited)
Equity Focus. From an overall marketwide Equity perspective, Domestic Equities performed at a higher level than Foreign Equities. Growth Style equity management outperformed Value Style equity management. Domestic Small Cap Growth and Domestic Large Cap Growth were the two leading Equity category performers, while Diversified Emerging Markets and Foreign Small-Mid Caps were the lagging Equity categories within this Fund.

3 top performing Equity Categories	3 poorest performing Equity Categories
1. US Fund Small Growth	1. US Fund Foreign Large Value
2. US Fund Large Growth	2. US Fund Foreign Small/Mid Value
3. US Fund Mid-Cap Growth	3. US Fund Diversified Emerging Mkts

Fixed Income Focus. From an overall marketwide Fixed Income perspective, Credit based Fixed Income outperformed quality and duration for this fiscal year due to the Federal Reserve's continued rate increases throughout the year. Domestic Fixed Income performed better than Foreign Fixed Income. Shorter term duration bonds performed better than Longer term bonds.

3 top performing Fixed Income Categories	3 poorest performing Fixed Income Categories
1. US Fund Convertibles	1. US Fund Intermediate Government
2. US Fund Bank Loan	2. US Fund Emerging Markets Bond
3. US Fund High Yield Bond	3. US Fund Long Government

Outlook for 2019
We anticipate the Federal Reserve to continue to raise interest rates between 2-4 more times during the next fiscal year. We anticipate lowering our allocation into equities throughout the year to the lower half of the committed range for this Fund, while we increase allocations into Fixed Income assets. We foresee a slight rotation from small cap equities into larger caps throughout the year, as well as foresee a rotation from credit based fixed income into inflation protected and higher quality as interest rates rise.
Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

THE E-VALUATOR GROWTH RMS FUND
Portfolio Composition
As of September 30, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	1.00%
Broad Market	2.93%
Convertible Bond	1.02%
Corporate	1.09%
Emerging Markets	1.01%
Financial	0.02%
Health Care	0.87%
International	13.31%
Large Cap	3.07%
Mid Cap	5.98%
Small Cap	3.30%
Technology	1.80%

Mutual Funds:
Aggregate Bond	2.33%
Bank Loans	2.45%
Blend Broad Market	8.54%
Blend Large Cap	6.53%
Blend Mid Cap	0.56%
Blend Small Cap	2.88%
Convertible	1.98%
Emerging Markets Stock	0.66%
Foreign Aggregate	0.73%
Foreign Blend	0.79%
Foreign Growth	6.98%
Foreign Value	0.02%
Growth Broad Market	2.88%
Growth Large Cap	8.36%
Growth Mid Cap	1.29%
Growth Small Cap	2.25%
High Yield Bond	2.31%
Value Large Cap	4.68%
Value Mid Cap	0.09%
Money Market Funds	2.01%
93.72%

THE E-VALUATOR GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	Service Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	Five Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Growth RMS Fund:	11.02%	8.81%	10.31%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	Five Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Growth RMS Fund:	10.78%	8.46%	9.96%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	35.40%
	AGGREGATE BOND	1.00%
45,939	Vanguard Total International Bond ETF		$ 2,505,513
	BROAD MARKET	2.93%
30,119	Invesco DWA NASDAQ Momentum ETF		3,527,839
35,119	SPDR S&P 1500 Value Tilt ETF		3,769,287
			7,297,126
	CONVERTIBLE	1.02%
42,336	iShares Convertible Bond ETF		2,534,233
	CORPORATE	1.09%
49,592	iShares 0-5 Year High Yield Corporate Bond ETF		2,334,791
15,359	WisdomTree Interest Rate Hedged High Yield Bond
	Fund ETF		371,841
			2,706,632
	EMERGING MARKET	1.01%
41,819	iShares Edge MSCI Min Vol Emerging Markets ETF		2,479,867
630	ProShares MSCI Emerging Markets Dividend
	Growers ETF		34,504
			2,514,371
	FINANCIAL	0.02%
601	iShares U.S. Broker-Dealers & Securities
	Exchanges ETF		37,400
320	SPDR S&P Regional Banking ETF		19,014
			56,414
	HEALTH CARE	0.87%
7,537	Invesco S&P SmallCap Health Care ETF*		1,057,969
4,927	iShares U.S. Medical Devices ETF		1,120,794
			2,178,763
	INTERNATIONAL	13.31%
112,524	FlexShares Currency Hedged Morningstar DEM ex-US
	Factor Tilt Index ETF		3,207,699
76,141	Invesco BLDRS Developed Markets 100 ADR Index
	Fund ETF		1,709,365
189,444	Invesco S&P International Developed Quality ETF*		4,415,940
177,820	iShares Edge MSCI International Small Cap ETF		5,572,772
265,692	SPDR Portfolio Developed World (ex-US) ETF		8,175,343

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INTERNATIONAL (continued)	13.31%
207,812	WisdomTree Dynamic Currency Hedged International
	Equity ETF		$ 6,155,391
31,098	WisdomTree Dynamic Currency Hedged International
	SmallCap Equity Fund ETF		1,001,648
106,282	Xtrackers MSCI All World ex US Hedged Equity ETF		2,948,263
			33,186,421
	LARGE CAP	3.07%
22,978	iShares Edge MSCI USA Momentum Factor ETF		2,734,382
18,631	SPDR Dow Jones Industrial Average ETF		4,926,036
			7,660,418
	MID CAP	5.98%
156,330	Invesco Russell MidCap Pure Growth ETF		8,555,941
110,002	Schwab U.S. Mid Cap ETF		6,362,516
			14,918,457
	SMALL CAP	3.30%
110,278	Invesco Russell 2000 Pure Growth ETF		4,391,347
55,744	SPDR S&P 600 Small Cap Value ETF		3,805,643
275	Vanguard Russell 2000 Value ETF		31,757
			8,228,747
	TECHNOLOGY	1.80%
91	First Trust Dow Jones Internet Index Fund ETF*		12,880
18,330	Invesco QQQ Trust, Series 1 ETF*		3,405,531
5,244	iShares North American Tech-Software ETF		1,074,863
			4,493,274
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $84,161,131)	35.40%	88,280,369

	MUTUAL FUNDS	56.31%
	AGGREGATE BOND	2.33%
294,556	JPMorgan Income Fund - R6 Class*,***		2,721,700
37,771	Putman Fixed Income Absolute Return Fund Y Class		371,285
338,047	Lord Abbett Bond-Debenture Fund, Inc.
	R6 Class*,***		2,704,377
			5,797,362

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BANK LOAN	2.45%
268,747	Eaton Vance Floating-Rate Advantaged Fund
	Institutional Class*		$ 2,953,532
344,382	Lord Abbett Floating Rate Fund R6 Class***		3,161,424
			6,114,956
	BLEND BROAD MARKET	8.54%
160,190	DFA T.A. U.S. Core Equity 2 Portfolio
	Institutional Class		3,115,700
279,114	DFA U.S. Core Equity 1 Portfolio Institutional Class		6,908,061
133,533	DFA U.S. Core Equity 2 Portfolio Institutional Class		3,083,279
406,035	U.S. Vector Equity Portfolio Institutional Class		8,193,781
			21,300,821
	BLEND LARGE CAP	6.53%
348,116	DFA U.S. Large Company Portfolio Institutional Class		7,870,892
43,176	Fidelity 500 Index Fund - Premium Class*, ***		4,416,076
2,984	Fundamental Investors Class R-6 Shares*		194,987
14,338	Vanguard Institutional Index Institutional Class		3,806,399
			16,288,354
	BLEND MID CAP	0.56%
101,326	TIAA-CREF Small/Mid-Cap Equity Fund -
	Institutional Class		1,399,312
	BLEND SMALL CAP	2.88%
171,051	Schwab Small-Cap Index Fund-Select Shares		5,848,240
17,204	Vanguard Small Cap Index Fund Admiral Shares		1,339,478
			7,187,718
	CONVERTIBLE	1.98%
113,712	Franklin Convertible Securities Fund R6 Class***		2,523,270
167,786	Lord Abbett Convertible Fund Class R6***		2,397,656
			4,920,926
	EMERGING MARKET STOCK	0.66%
100,549	Ashmore Emerging Markets Short Duration Fund
	Institutional Class		972,304
28,260	Vanguard Emerging Markets Bond Fund
	Admiral Shares		681,055
			1,653,359

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN AGGREGATE BOND	0.73%
170,146	PIMCO International Bond Fund (U.S. Dollar-Hedged)
	Institutional Class		$ 1,827,366
	FOREIGN BLEND	0.79%
4,787	DFA International Core Equity Portfolio Institutional		66,583
7,802	DFA International Vector Equity Portfolio
	Institutional Class		101,039
8,697	Oppenheimer Global Opportunities Fund
	Institutional Class		664,576
28,560	Rainier International Discovery Series Class Z		623,761
9,196	Vanguard Total World Stock Index Fund
	Investor Shares		284,351
13,742	World Core Equity Portfolio - Institutional Class		231,141
			1,971,451
	FOREIGN GROWTH	6.98%
91,666	Oppenheimer International Small-Mid Company Fund
	Institutional Class		4,934,387
98,373	SMALLCAP World Fund, Inc. - Class F-3		5,955,521
1,200	T. Rowe Price International Discovery Fund -
	Institutional Class		83,692
65,656	Vanguard International Growth Fund Admiral Shares		6,434,972
			17,408,572
	FOREIGN VALUE	0.02%
3,626	DFA International Social Core Equity Portfolio
	Institutional Class		48,584
	GROWTH BROAD MARKET	2.88%
153,161	New Perspective Fund, Class R-6 Shares*		7,189,356
	GROWTH LARGE CAP	8.36%
63,374	Franklin DynaTech Fund R6 Class*		5,343,098
106,454	JPMorgan Large Cap Growth Fund R6		5,112,981
44,846	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		5,142,077
92,311	The Growth Fund of America R6 Class*		5,246,045
			20,844,201

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	GROWTH MID CAP	1.29%
41,866	Carillon Eagle Mid Cap Growth Fund R-6 Class		$ 2,864,072
2,608	Janus Henderson Enterprise Fund - Institutional Class*		353,850
			3,217,922
	GROWTH SMALL CAP	2.25%
165,091	JPMorgan Small Cap Growth Fund R6 Class		3,707,955
17,597	Vanguard Explorer Fund Admiral Shares		1,886,772
			5,594,727
	HIGH YIELD BOND	2.31%
241,438	AB Bond Fund, Inc. - AB FlexFee High Yield Portfolio -
	Advisor Class***		2,312,971
216,929	American High-Income Trust - Class F-3		2,223,527
122,613	MainStay MacKay Short Duration High Yield Fund
	Institutional Class*		1,210,193
			5,746,691
	VALUE LARGE CAP	4.68%
135,731	The DFA U.S. Large Cap Value Portfolio
	Institutional Class		5,422,438
26,979	Vanguard Index Trust Vanguard Value Index Fund
	Institutional Shares		1,164,696
108,787	Washington Mutual Investors Fund Class R-6 Shares*		5,083,603
			11,670,737
	VALUE MID CAP	0.09%
3,820	Vanguard Mid-Cap Value Index Fund Admiral Class		223,726
	TOTAL MUTUAL FUNDS
	(Cost: $128,562,034)	56.31%	140,406,141

THE E-VALUATOR GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	MONEY MARKET FUNDS	2.01%
2,517,493	Federated Institutional Prime Obligations Fund
	Institutional Class 2.21%**		$ 2,518,360
2,500,156	Vanguard Treasury Money Market Fund Institutional
	Class 2.01%**		2,500,156
	(Cost: $5,018,516)		5,018,516
	TOTAL INVESTMENTS	93.72%
	(Cost: $ 217,741,681)		233,705,026
	Other assets, net of liabilities	6.28%	15,668,701
	NET ASSETS	100.00%	$249,373,727

*	Non-income producing
**	Effective 7 day yield as of September 30, 2018
***
A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 provision stating that no issuer of any investment company security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer’s total outstanding shares during any period of less than thirty days.

See Notes to Financial Statements

The E-Valuator Aggressive Growth RMS Fund
As of September 30, 2018 (unaudited)

Service Share Ticker: EVAGX
R4 Share Ticker: EVFGX

Allocation Goals:
Stocks: 85%-99%
Bonds: 1%-15%
The following commentary is based on the Fund's overall performance for the Fiscal Year ending September 30, 2018.
Expense, Annualized Return & Risk Management
As identified in the table below, the Fund was able to operate at a net expense level below the average expense of its Morningstar peer group (US Fund Allocation -- 85%+ Equity). This lower expense was a contributing factor to the Fund's continued superior performance for this fiscal year relative to the average annual return of its Morningstar peers. Likewise, the Fund's asset allocation and underlying investment selection contributed to its ability to maintain a standard deviation below the average of its peers over the past 3 years and 5 years.

	Expense Ratio		Rate-of-Return					Standard Deviation
	Net[1]	Gross	3-Month Total Return	1-Year Total Return	3-Year Annualized	5-Year Annualized	Inception[2] Annualized	3-Year	5-Year
Service Share: EVAGX	0.61%	0.69%	3.62%	11.51%	12.71%	9.01%	10.51%	8.61%	9.00%
R4 Share: EVFGX	0.87%	0.95%	3.62%	11.12%	12.39%	8.54%	9.97%	8.61%	9.01%

	Benchmarks
US Fund Money Market - Taxable	—	—	0.37%	1.06%	0.46%	0.28%	—	0.14%	0.13%
BBgBarc US Agg Bond TR USD	—	—	0.02%	-1.22%	1.31%	2.16%	—	2.66%	2.70%
MSCI EAFE PR USD	—	—	0.76%	-0.01%	6.27%	1.65%	—	10.79%	11.04%
Russell 2000 TR USD	—	—	3.58%	15.24%	17.12%	11.07%	—	13.11%	13.48%
S&P 500 TR USD	—	—	7.71%	17.91%	17.31%	13.95%	—	9.18%	9.55%
US Fund Allocation--85%+ Equity	1.31%	1.31%	3.94%	10.08%	12.40%	8.72%	—	9.00%	9.44%

Italics = Morningstar Category
Data provided by: Morningstar, Inc.
Data as of: 9/30/2018
[1]	The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2019.
[2]	Date of Inception: 2/29/2012

Asset Allocation Overview
The Fund will typically maintain approximately 1% of its holdings in cash for liquidity purposes. The Fund will generally have a minimum of 85% allocated into Equities with a potential maximum equity allocation up to 99%. The Fixed Income allocation of this Fund will generally range between 0% to 15%. The fiscal year ending asset allocation was:

Money Market (cash): 1.0%	Equities (stocks): 93.5%	Fixed Income (bonds): 5.5%

The E-Valuator Aggressive Growth RMS Fund
As of September 30, 2018 (unaudited)
Equity Focus. From an overall marketwide Equity perspective, Domestic Equities performed at a higher level than Foreign Equities. Growth Style equity management outperformed Value Style equity management. Domestic Small Cap Growth and Domestic Large Cap Growth were the two leading Equity category performers, while Diversified Emerging Markets and Foreign Small-Mid Caps were the lagging Equity categories within this Fund.

3 top performing Equity Categories	3 poorest performing Equity Categories
1. US Fund Small Growth	1. US Fund Foreign Large Value
2. US Fund Large Growth	2. US Fund Foreign Small/Mid Value
3. US Fund Mid-Cap Growth	3. US Fund Diversified Emerging Mkts

Fixed Income Focus. From an overall marketwide Fixed Income perspective, Credit based Fixed Income outperformed quality and duration for this fiscal year due to the Federal Reserve's continued rate increases throughout the year. Domestic Fixed Income performed better than Foreign Fixed Income. Shorter term duration bonds performed better than Longer term bonds.

3 top performing Fixed Income Categories	3 poorest performing Fixed Income Categories
1. US Fund Convertibles	1. US Fund Intermediate Government
2. US Fund Bank Loan	2. US Fund Emerging Markets Bond
3. US Fund High Yield Bond	3. US Fund Long Government

Outlook for 2019
We anticipate the Federal Reserve to continue to raise interest rates between 2-4 more times during the next fiscal year. We anticipate lowering our allocation into equities throughout the year to the lower half of the committed range for this Fund, while we increase allocations into Fixed Income assets. We foresee a slight rotation from small cap equities into larger caps throughout the year, as well as foresee a rotation from credit based fixed income into inflation protected and higher quality as interest rates rise.
Performance data quoted represents past performance. The Fund’s past performance does not guarantee future results. The investment return and principal value may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 1-888-507-2798.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Portfolio Composition
As of September 30, 2018 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Aggregate Bond	0.24%
Broad Market	2.81%
Convertible Bond	0.14%
Corporate	0.13%
Emerging Markets	2.81%
Financial	0.02%
Health Care	1.48%
International	17.24%
Large Cap	2.18%
Mid Cap	7.24%
Small Cap	5.10%
Technology	2.72%

Mutual Funds:
Aggregate Bond	0.32%
Bank Loans	0.29%
Blend Broad Market	9.34%
Blend Large Cap	4.68%
Blend Mid Cap	0.61%
Blend Small Cap	4.52%
Convertible	0.29%
Emerging Markets	0.24%
Foreign Blend	0.63%
Foreign Growth	9.37%
Foreign Value	0.05%
Growth Broad Market	2.93%
Growth Large Cap	5.64%
Growth Mid Cap	1.41%
Growth Small Cap	3.23%
High Yield Bond	0.27%
Value Large Cap	3.63%
Value Mid Cap	0.76%
Money Market Funds	3.04%
93.36%

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	Service Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Aggressive Growth RMS Fund:	11.51%	9.01%	10.51%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Comparison of $10,000 Investment
As of September 30, 2018 (unaudited)

	R4 Shares
	Total Return	Average Annual Return
	One Year Ended 9/30/18	5 Years Ended 9/30/18	Since Inception* 02/29/12 to 09/30/18
The E-Valuator Growth RMS Fund:	11.12%	8.54%	9.97%
S&P 500® Index:	17.91%	13.95%	14.57%

*
Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.
The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	EXCHANGE TRADED FUNDS	42.11%
	AGGREGATE	0.24%
3,862	Vanguard Total International Bond ETF		$ 210,633
	BROAD MARKET	2.81%
12,325	Invesco DWA NASDAQ Momentum ETF		1,443,627
9,971	SPDR S&P 1500 Value Tilt ETF		1,070,177
			2,513,804
	CONVERTIBLE	0.14%
2,023	iShares Convertible Bond ETF		121,097
	CORPORATE	0.13%
2,562	iShares 0-5 Year High Yield Corporate Bond ETF		120,619
	EMERGING MARKETS	2.81%
20,833	iShares Edge MSCI Min Vol Emerging Markets ETF		1,235,397
23,394	ProShares MSCI Emerging Markets Dividend
	Growers ETF		1,281,254
			2,516,651
	FINANCIAL	0.02%
122	iShares U.S. Broker-Dealers & Securities
	Exchanges ETF		7,592
126	SPDR S&P Regional Banking ETF		7,487
			15,079
	HEALTH CARE	1.48%
2,974	iShares U.S. Medical Devices ETF		676,526
4,613	Invesco S&P SmallCap Health Care ETF*		647,527
			1,324,053
	INTERNATIONAL	17.24%
39,445	FlexShares Currency Hedged Morningstar DEM
	ex-US Factor Tilt Index ETF		1,124,451
24,975	Invesco BLDRS Developed Markets 100 ADR
	Index Fund		560,689
98,536	Invesco S&P International Developed Quality ETF*		2,296,874
97,331	iShares Edge MSCI International Small Cap ETF		3,050,295
85,068	SPDR Portfolio Developed World (ex-US) ETF		2,617,542
102,774	WisdomTree Dynamic Currency Hedged
	International Equity ETF		3,044,166

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	INTERNATIONAL (continued)
19,776	WisdomTree Dynamic Currency Hedged
	International SmallCap Equity Fund ETF		$ 636,973
75,093	Xtrackers MSCI All World ex US Hedged Equity ETF		2,083,080
			15,414,070
	LARGE CAP	2.18%
7,801	iShares Edge MSCI USA Momentum Factor ETF		928,319
3,846	SPDR Dow Jones Industrial Average ETF		1,016,882
			1,945,201
	MID-CAP	7.24%
70,221	Invesco Russell MidCap Pure Growth ETF		3,843,195
45,506	Schwab U.S. Mid Cap ETF		2,632,067
			6,475,262
	SMALL-CAP	5.10%
61,789	Invesco Russell 2000 Pure Growth ETF		2,460,481
30,429	SPDR S&P 600 Small Cap Value ETF		2,077,388
205	Vanguard Russell 2000 Value ETF		23,673
			4,561,542
	TECHNOLOGY	2.72%
4,353	First Trust Dow Jones Internet Index Fund ETF*		616,124
6,237	Invesco QQQ Trust, Series 1 ETF*		1,158,772
3,210	iShares North American Tech-Software ETF		657,954
			2,432,850
	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $36,013,604)	42.11%	37,650,861

	MUTUAL FUNDS	48.21%
	AGGREGATE	0.32%
18,584	JPMorgan Income Fund Class R6*		171,715
14,500	Lord Abbett Bond-Debenture Fund, Inc Class R6*		116,003
			287,718
	BANK LOANS	0.29%
23,569	Eaton Vance Floating-Rate Advantaged Fund
	Institutional Class*		259,026

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	BLEND BROAD MARKET	9.34%
77,870	DFA U.S. Core Equity 1 Portfolio Institutional		$ 1,927,275
61,082	DFA U.S. Core Equity 2 Portfolio Institutional		1,410,372
72,492	DFA T.A. U.S. Core Equity 2 Portfolio Institutional		1,409,977
178,556	U.S. Vector Equity Portfolio Institutional		3,603,257
			8,350,881
	BLEND LARGE CAP	4.68%
100,860	DFA US Large Company Portfolio Institutional		2,280,436
9,355	Fidelity 500 Index Fund - Premium Class*		956,805
873	Fundamental Investors, Class R-6 Shares*		57,061
3,355	Vanguard Institutional Index Institutional Class		890,760
			4,185,062
	BLEND MID CAP	0.61%
39,416	TIAA-CREF Small/Mid-Cap Equity Fund
	Institutional Class		544,331
	BLEND SMALL CAP	4.52%
103,834	Schwab Small-Cap Index Fund-Select Shares		3,550,081
6,321	Vanguard Small Cap Index Fund Admiral Shares		492,118
			4,042,199
	CONVERTIBLE	0.29%
6,172	Franklin Convertible Securities Fund Class R6		136,964
8,711	Lord Abbett Convertible Fund Class R6		124,487
			261,451
	EMERGING MARKETS	0.24%
4,424	Ashmore Emerging Markets Short Duration Fund
	Institutional Class		42,775
7,059	Vanguard Emerging Markets Bond Fund
	Admiral Shares		170,111
			212,886
	FOREIGN BLEND	0.63%
1,680	DFA International Core Equity Portfolio Institutional		23,366
2,533	DFA International Vector Equity Portfolio
	Institutional Class		32,800
4,788	Oppenheimer Global Opportunities Fd Cl I		365,870
2,625	Vanguard Total World Stock Index Fund Investor Shs		81,174
3,435	World Core Equity Portfolio - Institutional		57,772
			560,982

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	FOREIGN GROWTH	9.37%
48,217	Oppenheimer International Small-Mid Company
	Fund Institutional Class		$ 2,595,520
57,516	SMALLCAP World Fund, Inc. - Class F-3		3,481,996
993	T. Rowe Price International Discovery Fund -
	Institutional Class		69,290
22,714	Vanguard International Growth Fund Admiral Shares		2,226,219
			8,373,025
	FOREIGN VALUE	0.05%
3,548	DFA International Social Core Equity Portfolio
	Institutional Class		47,542
	GROWTH BROAD MARKET	2.93%
55,853	New Perspective Fund Class R-6 Shares*		2,621,724
	GROWTH LARGE CAP	5.64%
15,250	Franklin DynaTech Fund Class R6 Shares*		1,285,723
25,731	JPMorgan Large Cap Growth Fund R6		1,235,846
22,517	The Growth Fund of America Class R-6 Shares*		1,279,620
10,834	T. Rowe Price Blue Chip Growth Fund
	Institutional Class		1,242,255
			5,043,444
	GROWTH MID CAP	1.41%
16,815	Carillon Eagle Mid Cap Growth Fund
	Class R-6 Shares		1,150,302
838	Janus Henderson Enterprise Institutional Class Shares*		113,650
			1,263,952
	GROWTH SMALL CAP	3.23%
91,414	JPMorgan Small Cap Growth Fund R6 Shares		2,053,157
7,817	Vanguard Explorer Fund Admiral Shares		838,160
			2,891,317
	HIGH YIELD BOND	0.27%
12,227	AB Bond Fund, Inc. - AB FlexFee High Yield
	Portfolio - Advisor Class Shares		117,139
11,774	American High-Income Trust Class F-3		120,684
			237,823

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND

Schedule of Investments
As of September 30, 2018 — (Continued)

Number
of		% of	Fair
Shares	Security Description	Net Assets	Value

	VALUE LARGE CAP	3.63%
36,114	The DFA U.S. Large Cap Value Portfolio		$ 1,442,738
8,889	Vanguard Index Trust Vanguard Value Index Fund
	Institutional Shares		383,727
30,327	Washington Mutual Investors Fund Class R-6 Shares*		1,417,183
			3,243,648
	VALUE MID CAP	0.76%
11,649	Vanguard Mid-Cap Value Index Fund Admiral Shares		682,308
	TOTAL MUTUAL FUNDS
	(Cost: $38,966,419)	48.21%	43,109,319
	MONEY MARKET FUNDS	3.04%
1,839,356	Federated Institutional Prime Obligations Fund
	Institutional Class 2.21%**		1,839,908
874,127	Vanguard Treasury Money Market Fund
	Institutional Class 2.01%**		874,127
	(Cost: $2,714,034)		2,714,035
	TOTAL INVESTMENTS	93.36%
	(Cost: $77,694,057)		83,474,215
	Other assets, net of liabilities	6.64%	5,938,145
	NET ASSETS	100.00%	$ 89,412,360

*	Non-income producing.
**	Effective 7 day yield as of September 30, 2018.

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Assets & Liabilities

September 30, 2018

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value* (Note 1)	$16,118,971	$59,361,480	$11,043,268
Cash	—	—	—
Receivable for investments sold	—	—	2,669,502
Receivable for capital stock sold	69,142	462,640	5,194
Dividends and interest receivable	25,961	67,393	390
Due from advisor	7,057	—	—
Prepaid expenses	7,441	9,554	14,198
TOTAL ASSETS	16,228,572	59,901,067	13,732,552

LIABILITIES
Payable for capital stock redeemed	3,259	27,765	189
Accrued investment advisory fees	—	18,473	838
Accrued 12b-1 fees	—	2,126	—
Accrued administration, transfer agent and
accounting fees	547	1,959	465
Other accrued expenses	2,200	3,681	833
TOTAL LIABILITIES	6,006	54,004	2,325
NET ASSETS	$16,222,566	$59,847,063	$13,730,227

Net Assets Consist of:
Paid In Capital	$15,604,161	$55,341,802	$12,890,304
Distributable Earnings	$618,405	$4,505,261	$839,923
Net Assets	$16,222,566	$59,847,063	$13,730,227

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$10,420,282	$47,831,514	$12,684,305
Shares Outstanding (unlimited number of shares
of beneficial interest authorized
without par value)	991,477	4,384,942	1,195,758
Net Asset Value, Offering and Redemption
Price Per Share	$10.51	$10.91	$10.61

R4 Class Shares:
Net Assets	$5,802,284	$12,015,549	$1,045,922
Shares Outstanding (unlimited number of shares
of beneficial interest authorized
without par value)	553,425	1,101,295	97,748
Net Asset Value, Offering and Redemption
Price Per Share	$10.48	$10.91	$10.70

*	Identified cost of $15,877,807, $57,494,390, $10,867,708, $159,706,166, $217,741,681, $77,694,057, respectively.

 See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Assets & Liabilities

September 30, 2018 — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

ASSETS
Investments at value* (Note 1)	$170,018,079	$233,705,026	$83,474,215
Cash	4,203	6,416	2,229
Receivable for investments sold	8,219,854	15,947,520	5,860,289
Receivable for capital stock sold	136,910	121,877	57,136
Dividends and interest receivable	134,924	153,765	41,783
Due from advisor	—	—	—
Prepaid expenses	16,207	20,649	11,900
TOTAL ASSETS	178,530,177	249,955,253	89,447,552

LIABILITIES
Payable for capital stock redeemed	137,472	505,800	12,080
Accrued investment advisory fees	55,916	62,527	17,328
Accrued 12b-1 fees	3,871	—	—
Accrued administration, transfer agent and
accounting fees	5,956	8,272	2,934
Other accrued expenses	6,169	4,927	2,850
TOTAL LIABILITIES	209,384	581,526	35,192
NET ASSETS	$178,320,793	$249,373,727	$89,412,360

Net Assets Consist of:
Paid In Capital	$155,720,427	$214,780,761	$78,663,524
Distributable Earnings	$22,600,366	$34,592,966	$10,748,836
Net Assets	$178,320,793	$249,373,727	$89,412,360

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
Service Class Shares:
Net Assets	$151,865,713	$226,003,272	$78,594,172
Shares Outstanding (unlimited number of shares of
beneficial interest authorized without par value)	12,930,146	18,906,509	6,389,652
Net Asset Value, Offering and Redemption
Price Per Share	$11.75	$11.95	$12.30

R4 Class Shares:
Net Assets	$26,455,080	$23,370,455	$10,818,188
Shares Outstanding (unlimited number of shares of
beneficial interest authorized without par value)	2,252,851	1,950,977	879,201
Net Asset Value, Offering and Redemption
Price Per Share	$11.74	$11.98	$12.30

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Operations

For the year ended September 30, 2018

	The		The
	E-Valuator	The	E-Valuator
	Very	E-Valuator	Tactically
	Conservative	Conservative	Managed
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$571,051	$1,883,035	$324,656
Interest	10,083	13,619	2,394
Total investment income	581,134	1,896,654	327,050
EXPENSES
Contractual Investment advisory fees (Note 2)	72,560	256,197	68,837
12b-1 fees R4 Class (Note 2)	11,592	25,491	2,996
Recordkeeping and administrative services (Note 2)	6,155	21,536	8,613
Accounting fees (Note 2)	4,280	15,136	4,097
Custodian fees	18,386	23,278	5,265
Transfer agent fees (Note 2)	2,853	9,285	2,355
Professional fees	9,181	29,810	9,373
Filing and registration fees	11,000	13,802	11,492
Trustee fees	1,686	3,970	1,719
Compliance fees	1,193	4,204	1,163
Insurance fees	2,698	3,010	2,683
Shareholder reports (Note 2)	1,958	5,227	1,559
Shareholder servicing (Note 2)
Service Class	5,588	5,790	1,674
R4 Class	672	1,771	371
Exchange fee	1,200	1,200	1,200
Other	6,526	14,707	3,810
Total expenses	157,528	434,414	127,207
Advisory fee waivers (Note 2)	(16,939)	(43,624)	(11,792)
Net expenses	140,589	390,790	115,415
Net investment income (loss)	440,545	1,505,864	211,635
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	41,369	1,511,566	466,199
Distributions of long-term realized gains
from other investment companies	76,279	404,632	283,185
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	(148,434)	(367,224)	(404,571)
Net realized and unrealized gain (loss)
on investments	(30,786)	1,548,974	344,813
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$409,759	$3,054,838	$556,448

See Notes to Financial Statements

THE E-VALUATOR FUNDS

Statements of Operations

For the year ended September 30, 2018 — (Continued)

			The
	The	The	E-Valuator
	E-Valuator	E-Valuator	Aggressive
	Moderate	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund

INVESTMENT INCOME
Dividends	$3,987,137	$4,463,310	$1,198,047
Interest	37,279	56,996	20,893
Total investment income	4,024,416	4,520,306	1,218,940
EXPENSES
Contractual Investment advisory fees (Note 2)	770,770	1,059,145	354,128
12b-1 fees R4 Class (Note 2)	62,401	54,600	22,620
Recordkeeping and administrative services (Note 2)	65,145	89,003	29,701
Accounting fees (Note 2)	45,572	62,909	20,856
Custodian fees	36,905	38,732	24,826
Transfer agent fees (Note 2)	25,995	34,368	12,393
Professional fees	85,926	116,314	37,387
Filing and registration fees	24,123	27,366	17,580
Trustee fees	10,168	13,569	4,414
Compliance fees	12,581	17,230	5,630
Insurance fees	4,807	6,727	3,280
Shareholder reports (Note 2)	13,882	18,308	7,171
Shareholder servicing (Note 2)
Service Class	9,965	12,098	6,181
R4 Class	7,180	7,145	1,575
Exchange fee	1,200	1,200	1,200
Other	35,327	45,865	17,312
Total expenses	1,211,947	1,604,579	566,254
Advisory fee waivers (Note 2)	(131,066)	(180,000)	(59,871)
Net expenses	1,080,881	1,424,579	506,383
Net investment income (loss)	2,943,535	3,095,727	712,557
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) on investments	10,280,132	18,080,005	4,871,501
Distributions of long-term realized gains from
other investment companies	2,106,216	3,433,377	1,165,359
Net increase (decrease) in unrealized
appreciation (depreciation) of investments	144,530	(681,388)	1,328,465
Net realized and unrealized gain (loss)
on investments	12,530,878	20,831,994	7,365,325
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS	$15,474,413	$23,927,721	$8,077,882

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets

	The	The
	E-Valuator	E-Valuator	The
	Very	Very	E-Valuator
	Conservative	Conservative	Conservative
	RMS Fund	RMS Fund	RMS Fund
	For the year ended September 30, 2018	For the year ended September 30, 2017	For the year ended September 30, 2018

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$440,545	$322,451	$1,505,864
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from other
investment companies	117,648	72,932	1,916,198
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	(148,434)	279,918	(367,224)
Increase (decrease) in net assets
from operations	409,759	675,301	3,054,838
DISTRIBUTIONS TO SHAREHOLDERS
Distributions*
Service Class	(395,868)	(92,775)	(2,248,425)
R4 Class	(105,346)	(27,371)	(359,338)
Decrease in net assets from distributions	(501,214)	(120,146)	(2,607,763)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	3,730,067	8,172,430	12,129,544
R4 Class	4,994,624	3,939,398	6,884,840
Distributions reinvested
Service Class	395,869	92,775	2,248,424
R4 Class	105,345	27,372	359,339
Shares redeemed
Service Class	(5,307,987)	(5,908,188)	(11,243,058)
R4 Class	(1,905,161)	(8,489,094)	(4,889,120)
Increase (decrease) in net assets from
capital stock transactions	2,012,757	(2,165,307)	5,489,969
NET ASSETS
Increase (decrease) during year	1,921,302	(1,610,152)	5,937,044
Beginning of year	14,301,264	15,911,416	53,910,019
End of year**	$16,222,566	$14,301,264	$59,847,063
** Includes accumulated undistributed
net investment income (loss) of:		$250,561

* Net investment income and net realized
gain distributions for the year ended
September 30, 2017, were as follows:
Net Investment Income
Service Class		(83,899)
R4 Class		(23,835)
Net Realized Gain
Service Class		(8,876)
R4 Class		(3,536)

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Tactically	Tactically
	Conservative	Managed	Managed
	RMS Fund	RMS Fund	RMS Fund
	For the year ended September 30, 2017	For the year ended September 30, 2018	For the year ended September 30, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$1,178,216	$211,635	$398,054
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	854,960	749,384	527,138
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	1,414,409	(404,571)	312,359
Increase (decrease) in net assets
from operations	3,447,585	556,448	1,237,551
DISTRIBUTIONS TO SHAREHOLDERS
Distributions*
Service Class	(347,773)	(1,077,623)	(160,721)
R4 Class	(127,454)	(60,758)	(17,447)
Decrease in net assets from distributions	(475,227)	(1,138,381)	(178,168)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	29,475,415	2,306,311	9,188,740
R4 Class	8,564,666	395,310	1,459,416
Distributions reinvested
Service Class	347,773	1,077,623	160,721
R4 Class	127,454	60,759	17,447
Shares redeemed
Service Class	(11,424,370)	(4,417,643)	(1,831,979)
R4 Class	(25,301,007)	(1,026,102)	(8,094,138)
Increase (decrease) in net assets from
capital stock transactions	1,789,931	(1,603,742)	900,207
NET ASSETS
Increase (decrease) during year	4,762,289	(2,185,675)	1,959,590
Beginning of year	49,147,730	15,915,902	13,956,312
End of year**	$53,910,019	$13,730,227	$15,915,902
** Includes accumulated undistributed
net investment income (loss) of:	$990,983		$353,941

* Net investment income and net realized
gain distributions for the year ended
September 30, 2017, were as follows:
Net Investment Income
Service Class	(296,351)		(127,025)
R4 Class	(102,327)		(10,613)
Net Realized Gain
Service Class	(51,422)		(33,696)
R4 Class	(25,127)		(6,834)

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

	The	The	The
	E-Valuator	E-Valuator	E-Valuator
	Moderate	Moderate	Growth
	RMS Fund	RMS Fund	RMS Fund
	For the year ended September 30, 2018	For the year ended September 30, 2017	For the year ended September 30, 2018

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,943,535	$2,534,019	$3,095,727
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	12,386,348	6,970,372	21,513,382
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments	144,530	6,946,300	(681,388)
Increase (decrease) in net assets
from operations	15,474,413	16,450,691	23,927,721
DISTRIBUTIONS TO SHAREHOLDERS
Distributions*
Service Class	(10,196,463)	(816,104)	(20,265,681)
R4 Class	(1,465,138)	(307,729)	(1,577,668)
Decrease in net assets from distributions	(11,661,601)	(1,123,833)	(21,843,349)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	33,847,243	82,932,265	44,349,416
R4 Class	11,905,851	15,351,822	13,536,254
Distributions reinvested
Service Class	10,196,464	816,104	20,265,681
R4 Class	1,465,137	307,730	1,577,667
Shares redeemed
Service Class	(28,342,922)	(19,632,033)	(33,975,564)
R4 Class	(12,681,502)	(61,749,346)	(13,093,740)
Increase (decrease) in net assets from
capital stock transactions	16,390,271	18,026,542	32,659,714
NET ASSETS
Increase (decrease) during year	20,203,083	33,353,400	34,744,086
Beginning of year	158,117,710	124,764,310	214,629,641
End of year**	$178,320,793	$158,117,710	$249,373,727
** Includes accumulated undistributed
net investment income (loss) of:		$2,372,405
* Net investment income and net realized
gain distributions for the year ended
September 30, 2017, were as follows:
Net Investment Income
Service Class		(665,096)
R4 Class		(229,947)
Net Realized Gain
Service Class		(151,008)
R4 Class		(77,782)

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Statements of Changes in Net Assets (Continued)

		The	The
	The	E-Valuator	E-Valuator
	E-Valuator	Aggressive	Aggressive
	Growth	Growth	Growth
	RMS Fund	RMS Fund	RMS Fund
	For the year ended September 30, 2017	For the year ended September 30, 2018	For the year ended September 30, 2017

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,769,358	$712,557	$513,637
Net realized gain (loss) on investments
and distributions of short and
long-term realized gains from
other investment companies	13,954,853	6,036,860	4,419,056
Net increase (decrease) in
unrealized appreciation
(depreciation) of investments	10,678,273	1,328,465	3,055,144
Increase (decrease) in net assets
from operations	27,402,484	8,077,882	7,987,837
DISTRIBUTIONS TO SHAREHOLDERS
Distributions*
Service Class	(1,068,117)	(5,865,200)	(208,898)
R4 Class	(233,032)	(693,623)	(32,169)
Decrease in net assets from distributions	(1,301,149)	(6,558,823)	(241,067)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	107,185,855	23,202,944	41,161,923
R4 Class	12,578,826	5,138,308	5,496,721
Distributions reinvested
Service Class	1,068,118	5,865,197	208,897
R4 Class	233,031	693,625	32,169
Shares redeemed
Service Class	(21,814,668)	(8,175,298)	(4,099,939)
R4 Class	(88,675,232)	(2,674,154)	(24,590,553)
Increase (decrease) in net assets from
capital stock transactions	10,575,930	24,050,622	18,209,218
NET ASSETS
Increase (decrease) during year	36,677,265	25,569,681	25,955,988
Beginning of year	177,952,376	63,842,679	37,886,691
End of year**	$214,629,641	$89,412,360	$63,842,679
** Includes accumulated undistributed
net investment income (loss) of:	$2,768,821		$513,691

* Net investment income and net realized
gain distributions for the year ended
September 30, 2017, were as follows:
Net Investment Income
Service Class	(792,187)		(142,471)
R4 Class	(131,896)		(10,947)
Net Realized Gain
Service Class	(275,930)		(66,427)
R4 Class	(101,136)		(21,222)

See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$10.55	$10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.29	0.22	0.03
Net realized and unrealized gain
(loss) on investments	0.01	0.26	0.12
Total from investment activities	0.30	0.48	0.15
Distributions
Net investment income	(0.26)	(0.07)	—
Net realized gain	(0.08)	(0.01)	—
Total distributions	(0.34)	(0.08)	—

Net asset value, end of period	$10.51	$10.55	$10.15
Total Return	2.84%	4.73%	1.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.90%	0.89%	0.84	%**
Expenses net of fee waiver	0.80%	0.80%	0.68	%**
Net investment income (loss)(C)	2.78%	2.14%	0.94	%**
Portfolio turnover rate	389.21%	189.64%	12.66	%***
Net assets, end of period (000’s)	$10,420	$11,693	$8,834

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$10.53	$10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.27	0.19	0.02
Net realized and unrealized gain
(loss) on investments	0.00	0.27	0.11
Total from investment activities	0.27	0.46	0.13
Distributions
Net investment income	(0.24)	(0.05)	—
Net realized gain	(0.08)	(0.01)	—
Total distributions	(0.32)	(0.06)	—

Net asset value, end of period	$10.48	$10.53	$10.13
Total Return	2.58%	4.53%	1.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.17%	1.14%	1.09	%**
Expenses net of fee waiver	1.05%	1.05%	0.93	%**
Net investment income (loss)(C)	2.62%	1.89%	0.69	%**
Portfolio turnover rate	389.21%	189.64%	12.66	%***
Net assets, end of period (000’s)	$5,802	$2,608	$7,078

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$10.84	$10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.29	0.25	0.05
Net realized and unrealized gain
(loss) on investments	0.30	0.45	0.20
Total from investment activities	0.59	0.70	0.25
Distributions
Net investment income	(0.30)	(0.09)	—
Net realized gain	(0.22)	(0.02)	—
Total distributions	(0.52)	(0.11)	—

Net asset value, end of period	$10.91	$10.84	$10.25
Total Return	5.57%	6.83%	2.50	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.71%	0.73%	0.80	%**
Expenses net of fee waiver	0.64%	0.64%	0.64	%**
Net investment income (loss)(C)	2.68%	2.37%	1.54	%**
Portfolio turnover rate	321.58%	142.99%	10.57	%***
Net assets, end of period (000’s)	$47,832	$44,436	$23,476

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$10.82	$10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.27	0.21	0.05
Net realized and unrealized gain
(loss) on investments	0.30	0.45	0.19
Total from investment activities	0.57	0.66	0.24
Distributions
Net investment income	(0.26)	(0.06)	—
Net realized gain	(0.22)	(0.02)	—
Total distributions	(0.48)	(0.08)	—

Net asset value, end of period	$10.91	$10.82	$10.24
Total Return	5.34%	6.47%	2.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.97%	1.09%	1.05	%**
Expenses net of fee waiver	0.90%	1.00%	0.89	%**
Net investment income (loss)(C)	2.44%	2.01%	1.29	%**
Portfolio turnover rate	321.58%	142.99%	10.57	%***
Net assets, end of period (000’s)	$12,016	$9,474	$25,671

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$11.01	$10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.15	0.29	0.08
Net realized and unrealized gain
(loss) on investments	0.25	0.58	0.20
Total from investment activities	0.40	0.87	0.28
Distributions
Net investment income	(0.38)	(0.11)	—
Net realized gain	(0.42)	(0.03)	—
Total distributions	(0.80)	(0.14)	—

Net asset value, end of period	$10.61	$11.01	$10.28
Total Return	3.66%	8.64%	2.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.81%	0.87%	0.88	%**
Expenses net of fee waiver	0.73%	0.80%	0.72	%**
Net investment income (loss)(C)	1.43%	2.74%	2.17	%**
Portfolio turnover rate	236.79%	158.01%	2.07	%***
Net assets, end of period (000’s)	$12,684	$14,291	$5,764

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$11.03	$10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.12	0.26	0.07
Net realized and unrealized gain
(loss) on investments	0.28	0.59	0.19
Total from investment activities	0.40	0.85	0.26
Distributions
Net investment income	(0.31)	(0.05)	—
Net realized gain	(0.42)	(0.03)	—
Total distributions	(0.73)	(0.08)	—

Net asset value, end of period	$10.70	$11.03	$10.26
Total Return	3.56%	8.33%	2.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.09%	1.25%	1.13	%**
Expenses net of fee waiver	1.01%	1.05%	0.97	%**
Net investment income (loss)(C)	1.14%	2.49%	1.92	%**
Portfolio turnover rate	236.79%	158.01%	2.07	%***
Net assets, end of period (000’s)	$1,046	$1,625	$8,192

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$11.52	$10.37	$10.00
Investment activities
Net investment income (loss)(A)	0.20	0.20	0.07
Net realized and unrealized gain
(loss) on investments	0.86	1.05	0.30
Total from investment activities	1.06	1.25	0.37
Distributions
Net investment income	(0.22)	(0.08)	—
Net realized gain	(0.61)	(0.02)	—
Total distributions	(0.83)	(0.10)	—

Net asset value, end of period	$11.75	$11.52	$10.37
Total Return	9.61%	12.15%	3.70	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.67%	0.68%	0.78	%**
Expenses net of fee waiver	0.59%	0.59%	0.62	%**
Net investment income (loss)(C)	1.75%	1.88%	1.99	%**
Portfolio turnover rate	302.71%	137.57%	12.39	%***
Net assets, end of period (000’s)	$151,866	$133,156	$56,321

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$11.50	$10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.18	0.15	0.06
Net realized and unrealized gain
(loss) on investments	0.84	1.06	0.30
Total from investment activities	1.02	1.21	0.36
Distributions
Net investment income	(0.17)	(0.05)	—
Net realized gain	(0.61)	(0.02)	—
Total distributions	(0.78)	(0.07)	—

Net asset value, end of period	$11.74	$11.50	$10.36
Total Return	9.28%	11.78%	3.60	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.94%	1.06%	1.03	%**
Expenses net of fee waiver	0.86%	0.97%	0.87	%**
Net investment income (loss)(C)	1.52%	1.50%	1.74	%**
Portfolio turnover rate	302.71%	137.57%	12.39	%***
Net assets, end of period (000's)	$26,455	$24,962	$68,443

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$11.90	$10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.16	0.16	0.06
Net realized and unrealized gain
(loss) on investments	1.08	1.38	0.38
Total from investment activities	1.24	1.54	0.44
Distributions
Net investment income	(0.20)	(0.06)	—
Net realized gain	(0.99)	(0.02)	—
Total distributions	(1.19)	(0.08)	—

Net asset value, end of period	$11.95	$11.90	$10.44
Total Return	11.02%	14.89%	4.40	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.66%	0.68%	0.78	%**
Expenses net of fee waiver	0.58%	0.59%	0.62	%**
Net investment income (loss)(C)	1.34%	1.49%	1.74	%**
Portfolio turnover rate	285.36%	125.32%	14.33	%***
Net assets, end of period (000’s)	$226,003	$193,831	$84,635

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$11.89	$10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.13	0.12	0.05
Net realized and unrealized gain
(loss) on investments	1.09	1.39	0.38
Total from investment activities	1.22	1.51	0.43
Distributions
Net investment income	(0.14)	(0.03)	—
Net realized gain	(0.99)	(0.02)	—
Total distributions	(1.13)	(0.05)	—

Net asset value, end of period	$11.98	$11.89	$10.43
Total Return	10.78%	14.54%	4.30	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.93%	1.05%	1.03	%**
Expenses net of fee waiver	0.86%	0.96%	0.87	%**
Net investment income (loss)(C)	1.09%	1.12%	1.49	%**
Portfolio turnover rate	285.36%	125.32%	14.33	%***
Net assets, end of period (000's)	$23,370	$20,799	$93,317

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.11	0.12	0.05
Net realized and unrealized gain
(loss) on investments	1.22	1.59	0.43
Total from investment activities	1.33	1.71	0.48
Distributions
Net investment income	(0.16)	(0.05)	—
Net realized gain	(0.99)	(0.02)	—
Total distributions	(1.15)	(0.07)	—

Net asset value, end of period	$12.30	$12.12	$10.48
Total Return	11.51%	16.40%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.69%	0.71%	0.81	%**
Expenses net of fee waiver	0.61%	0.62%	0.65	%**
Net investment income (loss)(C)	0.93%	1.07%	1.48	%**
Portfolio turnover rate	298.25%	144.83%	10.24	%***
Net assets, end of period (000's)	$78,594	$56,415	$12,459

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
*	Inception date
**	Annualized
***	Not annualized

See Notes to Financial Statements

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)
	For the year ended September 30,		For the period May 26, 2016* to September 30, 2016
	2018	2017
Net asset value, beginning of period	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.08	0.08	0.04
Net realized and unrealized gain
(loss) on investments	1.21	1.59	0.44
Total from investment activities	1.29	1.67	0.48
Distributions
Net investment income	(0.12)	(0.01)	—
Net realized gain	(0.99)	(0.02)	—
Total distributions	(1.11)	(0.03)	—

Net asset value, end of period	$12.30	$12.12	$10.48
Total Return	11.12%	16.01%	4.80	%***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.95%	1.07%	1.06	%**
Expenses net of fee waiver	0.87%	0.98%	0.90	%**
Net investment income (loss)(C)	0.70%	0.70%	1.23	%**
Portfolio turnover rate	298.25%	144.83%	10.24	%***
Net assets, end of period (000's)	$10,818	$7,428	$25,427

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized.

See Notes to Financial Statements

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018
Note 1 – Organization and Significant Accounting Policies
The E-Valuator Very Conservative RMS Fund (“Very Conservative”), The E-Valuator Conservative RMS Fund (“Conservative”), The E-Valuator Tactically Managed RMS Fund (“Tactically Managed”), The E-Valuator Moderate RMS Fund (“Moderate”), The E-Valuator Growth RMS Fund (“Growth”), and The E-Valuator Aggressive Growth RMS Fund (“Aggressive Growth”) (the “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.
The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective,
stability of principal
Conservative	to provide current income and, as a secondary
objective, to provide growth through a small
degree of exposure to equity markets
Tactically Managed	to achieve growth of principal and, as a secondary
objective, to protect principal
Moderate	to provide both principal growth and income
Growth	to provide long term principal growth and, as a
secondary objective, to provide current income
Aggressive Growth	to provide maximum long term total return
through principal appreciation with a secondary
objective of current income

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services –Investment Companies.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)
Security Valuation
The Funds’ securities are valued at current market prices. Investments traded on a principal exchange (U.S. or foreign) or included in the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds’ Board of Trustees (the “Trustees”). Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Funds’ Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)
In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2018:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$5,627,121	$—	$—	$5,627,121
Mutual Funds	10,148,943	—	—	10,148,943
Money Market Funds	342,907	—	—	342,907
	$16,118,971	$—	$—	$16,118,971
Conservative Fund
Exchange Traded Funds	$16,684,407	$—	$—	$16,684,407
Mutual Funds	41,619,951	—	—	41,619,951
Money Market Funds	1,057,122	—	—	1,057,122
	$59,361,480	$—	$—	$59,361,480
Tactically Managed Fund
Mutual Funds	$10,759,442	$—	$—	$10,759,442
Money Market Funds	283,826	—	—	283,826
	$11,043,268	$—	$—	$11,043,268
Moderate Fund
Exchange Traded Funds	$56,140,652	$—	$—	$56,140,652
Mutual Funds	111,888,774	—	—	111,888,774
Money Market Funds	1,988,653	—	—	1,988,653
	$170,018,079	$—	$—	$170,018,079
Growth Fund
Exchange Traded Funds	$88,280,369	$—	$—	$88,280,369
Mutual Funds	140,406,141	—	—	140,406,141
Money Market Funds	5,018,516	—	—	5,018,516
	$233,705,026	$—	$—	$233,705,026

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Aggressive Growth Fund
Exchange Traded Funds	$37,650,861	$—	$—	$37,650,861
Mutual Funds	43,109,319	—	—	43,109,319
Money Market Funds	2,714,035	—	—	2,714,035
	$83,474,215	$—	$—	$83,474,215

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.
There were no transfers into or out of any levels during the year ended September 30, 2018. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended September 30, 2018.
Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.
Cash and Cash Equivalents
Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.
Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. The Funds are subject to examination by U.S. tax authorities for all tax years since inception.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30, 2018, there were no such reclassifications.
Class Net Asset Values and Expenses
All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.
Each Fund can offer two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees and transfer agent fees), and

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)
realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Related Parties
Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Advisor”) provides investment advisory services for an annual fee on the average daily net assets of the Funds. For its services, the Advisor receives an investment management fee equal to 0.45% of the average daily net assets of each Fund. The Advisor has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2019.
For the year ended September 30, 2018, the Advisor received and waived expenses as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$72,560	$(16,939)	$55,621
Conservative	256,197	(43,624)	212,573
Tactically Managed	68,837	(11,792)	57,045
Moderate	770,770	(131,066)	639,704
Growth	1,059,145	(180,000)	879,145
Aggressive Growth	354,128	(59,871)	294,257
	$2,581,637	$(443,292)	$2,138,345

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business ) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)
arrangements prior to January 31, 2020. For the year ended September 30, 2018, the Advisor has elected to forego the recoupment of such waivers, as applicable.
The total amounts of recoverable reimbursements for the Funds as of September 30, 2018 and expiration date are as follows:

Recoverable Reimbursements and Expiration Date
Fund	2020	2021	Total
Very Conservative	$ 13,930	$ 16,939	$ 30,869
Conservative	46,419	43,624	90,043
Tactically Managed	13,281	11,792	25,073
Moderate	127,130	131,066	258,196
Growth	175,179	180,000	355,179
Aggressive Growth	46,075	59,871	105,946

The Funds have adopted plans of distribution in accordance with Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Funds compensate the Funds’ principal underwriter and securities dealers for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Funds’ shares. The Plans provide that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of the Funds’ R4 Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Funds’ shares. The 0.25% fee for the R4 Class Shares is a service fee.
Each of the Funds has adopted a shareholder service plan with respect to its R4 Class and Service Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.
For the year ended September 30, 2018, the following fees under the Plans were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$ 11,592
Very Conservative	Service	Shareholder servicing	5,588
Very Conservative	R4	Shareholder servicing	672

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)

Fund	Class	Type of Plan	Fees Incurred
Conservative	R4	12b-1	$ 25,491
Conservative	Service	Shareholder servicing	5,790
Conservative	R4	Shareholder servicing	1,771
Tactically Managed	R4	12b-1	2,996
Tactically Managed	Service	Shareholder servicing	1,674
Tactically Managed	R4	Shareholder servicing	371
Moderate	R4	12b-1	62,401
Moderate	Service	Shareholder servicing	9,965
Moderate	R4	Shareholder servicing	7,180
Growth	R4	12b-1	54,600
Growth	Service	Shareholder servicing	12,098
Growth	R4	Shareholder servicing	7,145
Aggressive Growth	R4	12b-1	22,620
Aggressive Growth	Service	Shareholder servicing	6,181
Aggressive Growth	R4	Shareholder servicing	1,575
			$ 239,710

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter and distributor in the continuous public offering of the Funds’ shares. For the year ended September 30, 2018, FDCC received no commissions, underwriting fees, or CDSC fees from the sale of the Funds’ shares.
Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2018, the following fees were earned:

		Transfer
Fund	Administration	Agent	Accounting
Very Conservative	$6,155	$2,853	$4,280
Conservative	21,536	9,285	15,136
Tactically Managed	8,613	2,355	4,097
Moderate	65,145	25,995	45,572
Growth	89,003	34,368	62,909
Aggressive Growth	29,701	12,393	20,856
	$220,153	$87,249	$152,850

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, PractusTM LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Funds for serving as an officer of the Trust.

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)
Note 3 – Investments
The cost of purchases and proceeds from the sales of securities other than short-term investments for the year ended September 30, 2018, were as follows:

Fund	Purchases	Sales
Very Conservative	$62,346,076	$60,447,091
Conservative	182,646,440	178,453,649
Tactically Managed	35,009,733	39,930,536
Moderate	507,325,393	504,439,714
Growth	653,109,670	652,685,096
Aggressive Growth	239,341,882	227,251,037

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
The tax character of distributions during year ended September 30, 2017 and the year ended September 30, 2018 were as follows:

	Year ended September 30, 2018
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$466,717	$2,133,339	$938,535	$8,520,851	$13,019,180	$4,097,013
Realized gains	34,497	474,424	199,846	3,140,750	8,824,169	2,461,810
	$501,214	$2,607,763	$1,138,381	$11,661,601	$21,843,349	$6,558,823

	Year ended September 30, 2017
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Distributions paid from:
Ordinary income	$119,636	$459,093	$178,168	$1,043,819	$1,155,188	$220,444
Realized gains	510	16,134	—	80,014	145,961	20,623
	$120,146	$475,227	$178,168	$1,123,833	$1,301,149	$241,067

THE E-VALUATOR FUNDS
Notes to Financial Statements
September 30, 2018 — (Continued)
As of September 30, 2018, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Year ended September 30, 2018
	Very		Tactically			Aggressive
	Conservative	Conservative	Managed	Moderate	Growth	Growth
	Fund	Fund	Fund	Fund	Fund	Fund
Accumulated net
investment income	$260,767	$1,057,332	$387,199	$4,599,337	$5,993,032	$2,630,056
Accumulated net
realized gain (loss)	142,164	1,698,658	293,431	7,922,262	12,868,036	2,421,933
Net unrealized
appreciation (depreciation)
on investments	215,474	1,749,271	159,293	10,078,767	15,731,898	5,696,847
	$618,405	$4,505,261	$839,923	$22,600,366	$34,592,966	$10,748,836

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Very Conservative	$15,903,496	$251,459	$(35,985)	$215,474
Conservative	57,612,210	1,909,410	(160,139)	1,749,271
Tactically Managed	10,883,975	182,905	(23,612)	159,293
Moderate	159,939,312	10,365,416	(286,649)	10,078,767
Growth	217,973,128	16,020,243	(288,345)	15,731,898
Aggressive Growth	77,777,369	5,825,751	(128,904)	5,696,847

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
Note 5 – Transactions in Shares of Beneficial Interest
Shares of beneficial interest transactions for the Funds were:

	Very Conservative Fund
	Year ended September 30, 2018
	Service Class	R4 Class
Shares sold	355,805	476,641
Shares reinvested	38,175	10,169
Shares redeemed	(510,606)	(180,976)
Net increase (decrease)	(116,626)	305,834

	Very Conservative Fund
	Year ended September 30, 2017
	Service Class	R4 Class
Shares sold	807,702	388,244
Shares reinvested	9,259	2,732
Shares redeemed	(579,364)	(841,816)
Net increase (decrease)	237,597	(450,840)

THE E-VALUATOR FUNDS

Notes to Financial Statements
September 30, 2018 — (Continued)

	Conservative Fund
	Year ended September 30, 2018
	Service Class	R4 Class
Shares sold	1,119,494	639,006
Shares reinvested	212,316	33,868
Shares redeemed	(1,046,138)	(446,752)
Net increase (decrease)	285,672	226,122

	Conservative Fund
	Year ended September 30, 2017
	Service Class	R4 Class
Shares sold	2,875,133	833,545
Shares reinvested	34,399	12,594
Shares redeemed	(1,100,997)	(2,477,191)
Net increase (decrease)	1,808,535	(1,631,052)

	Tactically Managed Fund
	Year ended September 30, 2018
	Service Class	R4 Class
Shares sold	211,262	36,449
Shares reinvested	101,951	5,689
Shares redeemed	(415,646)	(91,743)
Net increase (decrease)	(102,433)	(49,605)

	Tactically Managed Fund
	Year ended September 30, 2017
	Service Class	R4 Class
Shares sold	897,054	142,331
Shares reinvested	15,882	1,717
Shares redeemed	(175,501)	(794,884)
Net increase (decrease)	737,435	(650,836)

	Moderate Fund
	Year ended September 30, 2018
	Service Class	R4 Class
Shares sold	2,925,776	1,033,253
Shares reinvested	912,027	130,816
Shares redeemed	(2,469,496)	(1,082,371)
Net increase (decrease)	1,368,307	81,698

	Moderate Fund
	Year ended September 30, 2017
	Service Class	R4 Class
Shares sold	7,872,953	1,438,929
Shares reinvested	78,622	29,618
Shares redeemed	(1,820,168)	(5,903,179)
Net increase (decrease)	6,131,407	(4,434,632)

THE E-VALUATOR FUNDS

Notes to Financial Statements
September 30, 2018 — (Continued)

	Growth Fund
	Year ended September 30, 2018
	Service Class	R4 Class
Shares sold	3,731,191	1,147,317
Shares reinvested	1,790,254	138,757
Shares redeemed	(2,899,904)	(1,083,780)
Net increase (decrease)	2,621,541	202,294

	Growth Fund
	Year ended September 30, 2017
	Service Class	R4 Class
Shares sold	10,056,943	1,176,708
Shares reinvested	101,052	22,005
Shares redeemed	(1,982,698)	(8,401,060)
Net increase (decrease)	8,175,297	(7,202,347)

	Aggressive Growth Fund
	Year ended September 30, 2018
	Service Class	R4 Class
Shares sold	1,911,033	425,566
Shares reinvested	503,883	59,437
Shares redeemed	(679,950)	(218,824)
Net increase (decrease)	1,734,966	266,179

	Aggressive Growth Fund
	Year ended September 30, 2017
	Service Class	R4 Class
Shares sold	3,809,712	501,856
Shares reinvested	19,469	2,990
Shares redeemed	(363,494)	(2,319,245)
Net increase (decrease)	3,465,687	(1,814,399)

Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. No additional items require disclosure.

E-VALUATOR FUNDS
Report of Independent Registered Public Accounting Firm
September 30, 2018
To the Shareholders of The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund and Board of Trustees of World Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund and The E-Valuator Aggressive Growth RMS Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the three periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

E-VALUATOR FUNDS
Report of Independent Registered Public Accounting Firm
September 30, 2018 — (Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of September 30, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 29, 2018

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2018 (unaudited)
Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.
The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

Non-Interested Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David J. Urban	Indefinite,	Dean, Jones College of Business,	54	None
(63)	Since June 2010	Middle Tennessee State University
Trustee		since July 2013; Virginia
Commonwealth University, Professor
of Marketing from 1989 to 2013.
Mary Lou H. Ivey	Indefinite,	Accountant, Harris, Hardy &	54	None
(60)	Since June 2010	Johnstone, P.C., accounting firm,
Trustee		since 2008.
Theo H. Pitt, Jr.	Indefinite;	Senior Partner, Community Financial	54	Independent Trustee
(82)	Since August 2013	Institutions Consulting (bank		of Chesapeake
Trustee		consulting) since 1997 to present.		Investment Trust for
the one series of that
trust; Leeward
Investment Trust for
the one series of that
trust; Hillman
Capital Management
Investment Trust for
the one series of that
trust; and Starboard
Investment Trust for
the 17 series of that
trust; (all registered
investment
companies).

Supplemental Information
World Funds Trust (The “Trust”)

September 30, 2018 (unaudited) — (Continued)

Officers Who Are Not Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
David Bogaert	Indefinite,	Managing Director of Business	N/A	N/A
(54)	Since August 2017	Development, Commonwealth
President and Principal		Fund Services, Inc., October
Executive Officer		2013 – present; Senior Vice
President of Business Development
and other positions for Huntington
Asset Services, Inc. from 1986
to 2013.
Karen M. Shupe	Indefinite,	Managing Director of Fund	N/A	N/A
(54)	Since June 2008	Operations, Commonwealth Fund
Treasurer and Principal		Services, Inc., 2003 to present.
Financial Officer
Ann T. MacDonald	Indefinite,	Director, Fund Administration	N/A	N/A
(63)	Since November	and Fund Accounting,
Assistant Treasurer	2015	Commonwealth Fund
Services, Inc., 2003 to present.
John H. Lively	Indefinite,	Attorney, PractusTM LLP, (law	N/A	N/A
(49)	Since November	firm), May 2018 to present;
Secretary	2013	Attorney, The Law Offices of
John H. Lively & Associates, Inc.
(law firm), March 2010 to May 2018.
Tina H. Bloom	Indefinite,	Attorney, PractusTM LLP, (law	N/A	N/A
(50)	Since November	firm), May 2018 to present;
Assistant Secretary	2018	Attorney, The Law Offices of
John H. Lively & Associates, Inc.
(law firm), November 2017 to
May 2018; Director of Fund
Administration of Ultimus Fund
Solutions, LLC from 2011-2017.
Bo James Howell	Indefinite,	Attorney, PractusTM LLP, (law	N/A	N/A
(37)	Since	firm), May 2018 to present;
Assistant Secretary	November	Founder, CCO Technology,
	2018	June 2018; Director of Fund
Administration of Ultimus
Fund Solutions, LLC from
2012-2018.

Supplemental Information
World Funds Trust (The “Trust”)

September 30, 2018 (unaudited) — (Continued)

Officers Who Are Not Trustees

Number
of Funds
	Term of	Principal	in Fund	Other
	Office and	Occupation(s)	Complex	Directorships
Name, Age and	Length of	During the	Overseen	Held by
Position with the Trust	Time Served	Past Five Years	by Trustee	Trustee
Holly B. Giangiulio	Indefinite,	Managing Director, Corporate	N/A	N/A
(55)	Since November	Operations, Commonwealth Fund
Assistant Secretary	2015	Services, Inc., January 2015 to
present, Corporate Accounting and
HR Manager from 2010 to 2015.
Julian G. Winters	Indefinite,	Managing Member of Watermark	N/A	N/A
(49)	Since August 2013	Solutions, LLC (investment
Chief Compliance		compliance and consulting)
Officer		since March 2007.

Supplemental Information World Funds Trust (The “Trust”)
September 30, 2018 (unaudited) — (Continued)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the E-Valuator Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2018 and held for the six months ended September 30, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on of the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE E-VALUATOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning Account Value (4/1/17)	Ending Account Value (9/30/18)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/18)
Very Conservative
Service Class Actual	$1,000.00	$1,019.40	0.80%	$ 4.05
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$ 4.05
R4 Class Actual	$1,000.00	$1,017.48	1.05%	$ 5.31
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$ 5.32
Conservative
Service Class Actual	$1,000.00	$1,030.22	0.67%	$ 3.41
Service Class Hypothetical**	$1,000.00	$1,021.65	0.67%	$ 3.40
R4 Class Actual	$1,000.00	$1,029.25	0.86%	$ 4.37
R4 Class Hypothetical**	$1,000.00	$1,020.70	0.86%	$ 4.36
Tactically Managed
Service Class Actual	$1,000.00	$1,007.60	0.80%	$ 4.03
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$ 4.05
R4 Class Actual	$1,000.00	$1,006.59	1.04%	$ 5.23
R4 Class Hypothetical**	$1,000.00	$1,019.80	1.04%	$ 5.27
Moderate
Service Class Actual	$1,000.00	$1,047.24	0.61%	$ 3.13
Service Class Hypothetical**	$1,000.00	$1,021.95	0.61%	$ 3.09
R4 Class Actual	$1,000.00	$1,046.35	0.77%	$ 3.95
R4 Class Hypothetical**	$1,000.00	$1,021.15	0.77%	$ 3.90
Growth
Service Class Actual	$1,000.00	$1,050.09	0.59%	$ 3.03
Service Class Hypothetical**	$1,000.00	$1,022.05	0.59%	$ 2.99
R4 Class Actual	$1,000.00	$1,049.04	0.76%	$ 3.90
R4 Class Hypothetical**	$1,000.00	$1,021.20	0.76%	$ 3.85
Aggressive Growth
Service Class Actual	$1,000.00	$1,050.38	0.64%	$ 3.29
Service Class Hypothetical**	$1,000.00	$1,021.80	0.64%	$ 3.24
R4 Class Actual	$1,000.00	$1,048.59	0.79%	$ 4.06
R4 Class Hypothetical**	$1,000.00	$1,021.05	0.79%	$ 4.00

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 365 days in the current year.

**	5% return before expenses

THE E-VALUATOR FUNDS
Important Disclosure Statements
Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.
Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.
Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2018 and are subject to change at any time.
The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Advisor:
Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435
Distributor:
First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115
Legal Counsel:
Practus™ LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Transfer Agent, Fund Accounting and Fund Administration:
Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 673-0550 (Toll Free)
More Information:
For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

[THIS PAGE INTENTIONALLY LEFT BLANK]

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $72,000 for 2018 and $72,000 for 2017.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2017.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $15,000 for 2018 and $15,000 for 2017.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2018 and $0 for 2017.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the E-Valuator Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2018 and $0 for 2017.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: December 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert
David A. Bogaert Principal Executive Officer
Date: December 6, 2018

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Financial Officer
Date: December 6, 2018

* Print the name and title of each signing officer under his or her signature.